UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 94.08%

ARGENTINA — 0.49%
YPF SA
8.50%, 07/28/25[b]	$75	$72,255
8.75%, 04/04/24[b]	60	59,232
8.88%, 12/19/18[b]	35	36,400

		167,887
BRAZIL — 14.51%
Banco Bradesco SA/Cayman Islands
5.90%, 01/16/21[b]	100	103,500
6.75%, 09/29/19[b]	100	109,750
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[b]	200	181,000
Banco do Brasil SA
5.88%, 01/19/23[b]	200	190,377
Banco Votorantim SA
7.38%, 01/21/20[b]	100	104,875
BRF SA
4.75%, 05/22/24[b]	200	193,300
Caixa Economica Federal
2.38%, 11/06/17[b]	150	144,150
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	100	98,000
CSN Resources SA
6.50%, 07/21/20[b]	100	76,000
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	100	100,625
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	98,800
GTL Trade Finance Inc.
5.89%, 04/29/24 (Call 01/29/24)[b]	150	141,225
Itau Unibanco Holding SA/Cayman Island
2.85%, 05/26/18[b]	200	197,200
5.13%, 05/13/23[b]	200	192,200
6.20%, 04/15/20[b]	100	106,500
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	200	205,500
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 08/31/15)[b]	100	101,625
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	166	119,261
Petrobras Global Finance BV
3.00%, 01/15/19	50	45,375
3.25%, 03/17/17	105	102,411
4.38%, 05/20/23	275	230,708
4.88%, 03/17/20	95	88,265
5.38%, 01/27/21	200	186,192
5.63%, 05/20/43	100	74,130
5.75%, 01/20/20	100	96,424
6.13%, 10/06/16	100	101,987
6.25%, 03/17/24	125	116,987
6.85%, 06/05/15	100	80,818
6.88%, 01/20/40	75	63,750
7.25%, 03/17/44	50	43,879
7.88%, 03/15/19[c]	100	104,000

Security	Principal (000s)	Value

Petrobras International Finance Co. SA
3.50%, 02/06/17	$75	$73,528
5.88%, 03/01/18	100	100,400
6.75%, 01/27/41	75	62,437
Samarco Mineracao SA
4.13%, 11/01/22[b]	200	182,800
Telemar Norte Leste SA
5.50%, 10/23/20[b]	100	86,000
Vale Overseas Ltd.
4.38%, 01/11/22[c]	125	120,337
4.63%, 09/15/20[c]	75	78,124
6.25%, 01/23/17	50	52,599
6.88%, 11/21/36	100	93,270
6.88%, 11/10/39	80	73,770
8.25%, 01/17/34	25	26,617
Vale SA
5.63%, 09/11/42[c]	75	61,466
Votorantim Cimentos SA
7.25%, 04/05/41[b]	200	183,500

		4,993,662
CHILE — 3.57%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	158,874
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	38,515
Cencosud SA
5.50%, 01/20/21[b]	150	158,675
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	200	190,260
4.25%, 07/17/42[b]	200	173,218
Empresa Nacional de Telecomunicaciones SA
4.88%, 10/30/24[b]	200	203,921
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	103,579
Inversiones CMPC SA
4.38%, 05/15/23[b]	200	200,443

		1,227,485
CHINA — 10.11%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 08/31/15)[b]	100	101,250
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)[b]	200	196,453
3.60%, 11/28/24 (Call 08/28/24)[b]	200	192,057
Baidu Inc.
2.25%, 11/28/17	200	200,403
Bank of China Ltd.
5.00%, 11/13/24[b]	200	205,767
Bank of Communications Co. Ltd.
4.50%, 10/03/24 (Call 10/03/19)[b,d]	200	204,246
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	100	108,248
CITIC Ltd.
6.63%, 04/15/21[b]	100	113,637
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	214,460
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[b]	200	208,056
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	200	192,000

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Greenland Hong Kong Holdings Ltd.
4.38%, 08/07/17[b]	$200	$201,256
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[b]	200	206,698
Sino-Ocean Land Treasure Finance I Ltd.
4.63%, 07/30/19[b]	200	203,902
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	105,821
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	208,730
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24[b]	200	210,558
Tencent Holdings Ltd.
2.88%, 02/11/20[b]	200	199,646
3.38%, 05/02/19[b]	200	204,666

		3,477,854
COLOMBIA — 2.35%
Bancolombia SA
5.13%, 09/11/22	50	49,700
6.13%, 07/26/20[c]	75	79,612
Ecopetrol SA
4.13%, 01/16/25	100	91,750
5.88%, 09/18/23[c]	100	103,500
5.88%, 05/28/45	50	43,624
7.38%, 09/18/43	50	52,214
7.63%, 07/23/19	50	57,750
Grupo Aval Ltd.
4.75%, 09/26/22[b]	200	196,500
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	100	63,250
5.38%, 01/26/19 (Call 01/26/17)[b]	100	71,000

		808,900
HONG KONG — 4.60%
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)[b]	200	194,334
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	100	109,734
Bank of East Asia Ltd. (The)
6.38%, 05/04/22 (Call 05/04/17)[b,d]	200	212,718
Hongkong Land Finance (Cayman Island) Co. Ltd. (The)
4.50%, 10/07/25	100	106,872
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/19[b]	100	117,985
Hutchison Whampoa International 11 Ltd.
4.63%, 01/13/22[b]	200	216,532
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/24[b,c]	200	198,339
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	109,511
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	200	205,000
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19[b]	100	111,083

		1,582,108
INDIA — 5.30%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	200,760

Security	Principal (000s)	Value

Axis Bank Ltd./Dubai
4.75%, 05/02/16[b]	$100	$101,976
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	200	213,554
Export-Import Bank of India
4.00%, 01/14/23[b]	200	202,324
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,d]	100	103,500
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/20[b]	100	112,309
ONGC Videsh Ltd.
4.63%, 07/15/24[b]	200	205,791
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	271,968
State Bank of India/London
3.62%, 04/17/19[b]	200	205,330
Vedanta Resources PLC
9.50%, 07/18/18[b]	200	208,000

		1,825,512
INDONESIA — 2.43%
Majapahit Holding BV
7.75%, 01/20/20[b]	120	137,856
7.88%, 06/29/37[b]	125	143,750
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	200	188,000
Pertamina Persero PT
4.30%, 05/20/23[b]	200	192,540
5.63%, 05/20/43[b]	200	175,260

		837,406
ISRAEL — 0.66%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	228,000

		228,000
JAMAICA — 1.12%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[b]	200	197,500
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	200	188,500

		386,000
KAZAKHSTAN — 1.73%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	200	178,968
Kazkommertsbank JSC
5.50%, 12/21/22[b]	100	79,125
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	200	180,950
5.75%, 04/30/43[b]	200	158,024

		597,067
LUXEMBOURG — 0.57%
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	200	194,500

		194,500

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

MALAYSIA — 1.28%
Petroliam Nasional Bhd
7.63%, 10/15/26[b]	$100	$133,376
Petronas Capital Ltd.
3.50%, 03/18/25[b]	200	196,728
5.25%, 08/12/19[b]	100	110,708

		440,812
MEXICO — 10.78%
America Movil SAB de CV
5.00%, 10/16/19	125	137,311
5.00%, 03/30/20	100	110,530
5.63%, 11/15/17	100	108,950
6.13%, 03/30/40	100	116,160
6.38%, 03/01/35	100	117,500
Banco Santander Mexico SA
5.95%, 01/30/24 (Call 01/30/19)[b,c,d]	200	211,000
BBVA Bancomer SA/Texas
6.75%, 09/30/22[b]	150	168,450
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	200	201,030
9.38%, 10/12/22 (Call 10/12/17)[b]	200	223,690
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	156,718
Comision Federal de Electricidad
4.88%, 01/15/24[b]	200	208,250
Empresas ICA SAB de CV
8.90%, 02/04/21 (Call 02/04/16)[b]	100	74,000
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	150	140,325
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	104,900
Grupo Televisa SAB
6.63%, 01/15/40	56	64,792
Petroleos Mexicanos
3.50%, 07/18/18	100	102,625
3.50%, 07/23/20[b]	150	151,500
3.50%, 01/30/23	75	71,147
4.88%, 01/24/22	75	77,888
4.88%, 01/18/24	40	41,096
5.50%, 01/21/21	225	243,515
5.50%, 06/27/44[c]	190	175,750
5.63%, 01/23/46[b]	150	141,345
5.75%, 03/01/18	100	108,750
6.38%, 01/23/45	150	154,005
6.50%, 06/02/41	90	94,068
6.63%, 06/15/35	100	107,000
6.63%, 06/15/38	25	26,438
8.00%, 05/03/19	60	70,275

		3,709,008
MOROCCO — 0.61%
OCP SA
5.63%, 04/25/24[b]	200	209,481

		209,481
PERU — 2.06%
Banco de Credito del Peru/Panama
5.38%, 09/16/20[b]	100	109,050

Security	Principal (000s)	Value

BBVA Banco Continental SA
5.00%, 08/26/22[b]	$100	$105,250
Southern Copper Corp.
5.88%, 04/23/45	100	91,602
6.75%, 04/16/40	100	98,745
7.50%, 07/27/35	100	108,560
Transportadora de Gas del Peru SA
4.25%, 04/30/28[b]	200	196,000

		709,207
PHILIPPINES — 0.38%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	131,500

		131,500
QATAR — 2.23%
CBQ Finance Ltd.
7.50%, 11/18/19[b]	200	238,780
Ooredoo International Finance Ltd.
5.00%, 10/19/25[b]	200	216,750
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	112,024
QNB Finance Ltd.
2.13%, 02/14/18[b]	200	201,000

		768,554
RUSSIA — 8.94%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	109,620
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.75%, 04/28/21[b]	200	199,500
ALROSA Finance SA
7.75%, 11/03/20[b]	200	209,050
Evraz Group SA
9.50%, 04/24/18[b]	100	104,135
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[b]	200	170,000
6.21%, 11/22/16[b]	100	104,250
7.29%, 08/16/37[b]	100	95,300
9.25%, 04/23/19[b]	100	111,504
LUKOIL International Finance BV
6.66%, 06/07/22[b]	120	124,219
7.25%, 11/05/19[b]	100	106,000
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	200	185,524
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[b]	100	108,639
Rosneft Finance SA
7.25%, 02/02/20[b]	100	101,625
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	100	101,350
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[b]	100	102,524
Sberbank of Russia Via SB Capital SA
6.13%, 02/07/22[b]	200	195,914
Severstal OAO Via Steel Capital SA
6.70%, 10/25/17[b]	100	105,500
TMK OAO Via TMK Capital SA
7.75%, 01/27/18[b]	200	196,620

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

VimpelCom Holdings BV
7.50%, 03/01/22[b]	$200	$201,500
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	100	91,690
6.90%, 07/09/20[b]	100	97,880
VTB Bank OJSC Via VTB Capital SA
6.55%, 10/13/20[b]	100	100,494
6.88%, 05/29/18[b]	150	153,756

		3,076,594
SINGAPORE — 1.80%
DBS Bank Ltd.
3.63%, 09/21/22 (Call 09/21/17)[b,d]	200	206,471
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[b,d]	100	102,810
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	106,240
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	200	203,952

		619,473
SOUTH AFRICA — 0.81%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	100	86,000
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	200	194,320

		280,320
SOUTH KOREA — 5.82%
Hana Bank
3.50%, 10/25/17[b]	200	207,015
Hyundai Capital America
2.13%, 10/02/17[b]	50	50,289
2.55%, 02/06/19[b]	100	100,853
Korea Development Bank (The)
3.25%, 09/20/16	100	102,296
3.75%, 01/22/24	200	209,587
3.88%, 05/04/17	200	207,945
Korea East-West Power Co. Ltd.
2.63%, 11/27/18[b]	200	203,268
Korea Gas Corp.
4.25%, 11/02/20[b]	100	108,414
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22[b]	200	199,421
Korea National Oil Corp.
2.75%, 01/23/19[b]	200	203,153
POSCO
4.25%, 10/28/20[b]	100	107,323
Shinhan Bank
2.25%, 04/15/20[b]	200	198,160
Woori Bank Co. Ltd.
6.21%, 05/02/67 (Call 05/02/17)[b,d]	100	106,250

		2,003,974
SRI LANKA — 0.59%
Bank of Ceylon
5.33%, 04/16/18[b]	200	201,500

		201,500

Security	Principal (000s)	Value

THAILAND — 1.49%
Bangkok Bank PCL/Hong Kong
4.80%, 10/18/20[b]	$100	$109,151
Krung Thai Bank PCL/Cayman Islands
5.20%, 12/26/24 (Call 12/26/19)[b,d]	200	205,380
PTT PCL
3.38%, 10/25/22[b]	200	197,738

		512,269
TRINIDAD AND TOBAGO — 0.59%
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b]	200	202,004

		202,004
TURKEY — 2.76%
Akbank TAS
5.00%, 10/24/22[b]	150	148,500
Turkiye Garanti Bankasi AS
5.25%, 09/13/22[b]	200	201,100
Turkiye Is Bankasi
3.88%, 11/07/17[b]	200	202,153
Turkiye Vakiflar Bankasi TAO
5.00%, 10/31/18[b]	200	204,476
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	193,938

		950,167
UNITED ARAB EMIRATES — 3.90%
Abu Dhabi National Energy Co.
5.88%, 10/27/16[b]	100	105,506
6.50%, 10/27/36[b]	100	120,850
Abu Dhabi National Energy Co. PJSC
4.13%, 03/13/17[b]	200	207,000
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[b]	200	202,250
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	62	67,329
DP World Ltd.
6.85%, 07/02/37[b]	100	110,250
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	120,925
Emirates NBD PJSC
4.63%, 03/28/17[b]	200	207,750
National Bank of Abu Dhabi PJSC
2.25%, 02/11/20[b]	200	199,750

		1,341,610
UNITED KINGDOM — 0.32%
ICBC Standard Bank PLC
8.13%, 12/02/19[b]	100	111,104

		111,104
UNITED STATES — 0.30%
Flextronics International Ltd.
4.63%, 02/15/20	100	103,250

		103,250

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

VENEZUELA — 1.98%
Petroleos de Venezuela SA
5.13%, 10/28/16	$60	$37,800
5.25%, 04/12/17[b]	100	48,230
5.38%, 04/12/27[b]	135	43,544
5.50%, 04/12/37[b]	50	16,000
6.00%, 05/16/24[b]	250	83,100
6.00%, 11/15/26[b]	260	84,786
8.50%, 11/02/17[b]	305	207,858
9.00%, 11/17/21[b]	75	29,906
9.75%, 05/17/35[b]	150	60,000
12.75%, 02/17/22[b]	150	70,575

		681,799

TOTAL CORPORATE BONDS & NOTES
(Cost: $33,423,123)		32,379,007

FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.53%

BRAZIL — 0.92%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[b]	100	103,600
6.37%, 06/16/18[b]	100	105,820
6.50%, 06/10/19[b]	100	106,625

		316,045
SOUTH KOREA — 1.80%
Export-Import Bank of Korea
2.88%, 01/21/25	200	195,502
4.00%, 01/11/17	200	207,556
4.38%, 09/15/21	200	218,440

		621,498
UNITED ARAB EMIRATES — 0.81%
International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	278,438

		278,438

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,204,310)		1,215,981

SHORT-TERM INVESTMENTS — 5.41%

MONEY MARKET FUNDS — 5.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	955	955,052
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	108	107,898

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	798	$798,151

		1,861,101

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,861,101)		1,861,101

TOTAL INVESTMENTS IN SECURITIES — 103.02%
(Cost: $36,488,534)		35,456,089
Other Assets, Less Liabilities — (3.02)%		(1,039,884)

NET ASSETS — 100.00%		$34,416,205

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

5

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 44.97%

ARGENTINA — 0.77%
YPF SA
8.50%, 07/28/25[b]	$800	$770,720
8.75%, 04/04/24[b]	765	755,208
8.88%, 12/19/18[b]	300	312,000

		1,837,928
BARBADOS — 0.27%
Columbus International Inc.
7.38%, 03/30/21 (Call 03/30/18)[b]	600	637,500

		637,500
BRAZIL — 12.08%
Banco BTG Pactual SA/Cayman Islands
5.75%, 09/28/22[b]	300	267,360
Banco do Brasil SA
5.88%, 01/19/23[b]	600	571,131
Banco Votorantim SA
7.38%, 01/21/20[b]	600	629,250
Caixa Economica Federal
7.25%, 07/23/24 (Call 07/23/19)[b,c]	200	192,600
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	800	711,600
6.88%, 07/30/19[b]	700	686,000
CSN Resources SA
6.50%, 07/21/20[b]	500	380,000
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	250	251,563
JBS Investments GmbH
7.25%, 04/03/24 (Call 04/03/19)[b]	800	822,000
7.75%, 10/28/20 (Call 10/28/17)[b]	400	432,000
JBS USA LLC/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	500	495,472
5.88%, 07/15/24 (Call 07/15/19)[b]	200	203,000
7.25%, 06/01/21 (Call 08/31/15)[b]	450	473,062
8.25%, 02/01/20 (Call 08/31/15)[b]	400	424,000
Marfrig Holding Europe BV
6.88%, 06/24/19 (Call 06/24/17)[b]	400	368,000
8.38%, 05/09/18[b]	200	198,000
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 08/31/15)[b]	785	797,756
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	800	803,760
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/22 (Call 06/30/20)[b]	656	472,320
Odebrecht Offshore Drilling Finance Ltd.
6.63%, 10/01/23 (Call 10/01/21)[b]	379	240,767
6.75%, 10/01/23 (Call 12/01/21)[b]	735	474,256
Oi SA
5.75%, 02/10/22[b]	600	475,320
Petrobras Global Finance BV
3.00%, 01/15/19	1,200	1,089,000
3.25%, 03/17/17	1,500	1,463,010
4.38%, 05/20/23	1,000	838,940

Security	Principal (000s)	Value

4.88%, 03/17/20	$1,000	$929,110
5.38%, 01/27/21	2,600	2,420,496
5.63%, 05/20/43	850	630,105
5.75%, 01/20/20	1,000	964,240
6.25%, 03/17/24	1,700	1,591,030
6.85%, 06/05/15	1,200	969,816
6.88%, 01/20/40	825	701,250
7.25%, 03/17/44	600	526,542
7.88%, 03/15/19	1,450	1,508,000
8.38%, 12/10/18	400	426,636
Petrobras International Finance Co. SA
3.50%, 02/06/17	1,100	1,078,407
5.88%, 03/01/18	890	893,560
6.75%, 01/27/41	1,650	1,373,625
Telemar Norte Leste SA
5.50%, 10/23/20[b]	1,100	946,000

		28,718,984
CHILE — 0.26%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	600	610,500

		610,500
CHINA — 3.04%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[b]	200	199,978
8.88%, 04/28/17 (Call 08/31/15)[b]	270	273,375
9.88%, 03/20/17[b]	600	622,500
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	203,760
7.50%, 03/09/20 (Call 03/09/18)[b]	600	624,168
7.50%, 01/10/23 (Call 01/10/18)[b]	500	511,250
7.88%, 05/27/19 (Call 05/27/17)[b]	200	214,000
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	900	864,000
12.00%, 02/17/20 (Call 02/17/18)[b]	400	396,607
Greenland Hong Kong Holdings Ltd.
4.75%, 10/18/16[b]	600	603,000
Greentown China Holdings Ltd.
8.00%, 03/24/19 (Call 03/24/17)[b]	600	639,024
8.50%, 02/04/18 (Call 02/04/16)[b]	400	421,000
Kaisa Group Holdings Ltd.
10.25%, 01/08/20 (Call 01/08/17)[b,d]	200	109,500
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 01/14/17)[b]	200	203,973
SOHO China Ltd.
5.75%, 11/07/17 (Call 11/07/15)[b]	200	205,202
Sunac China Holdings Ltd.
9.38%, 04/05/18 (Call 04/05/16)[b]	200	204,254
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[b]	400	391,420
Yancoal International Resources Development Co. Ltd.
5.73%, 05/16/22[b]	600	535,044

		7,222,055
COLOMBIA — 1.68%
Banco Davivienda SA
5.88%, 07/09/22[b]	200	206,000
Banco de Bogota SA
5.38%, 02/19/23[b]	200	204,000

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Bancolombia SA
5.13%, 09/11/22	$500	$497,000
6.13%, 07/26/20	400	424,600
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 09/27/17)[b]	600	597,300
Grupo Aval Ltd.
4.75%, 09/26/22[b]	600	589,500
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	600	379,500
5.38%, 01/26/19 (Call 01/26/17)[b]	800	568,000
5.63%, 01/19/25 (Call 01/19/20)[b]	500	316,100
7.25%, 12/12/21 (Call 12/12/16)[b]	300	211,500

		3,993,500
HONG KONG — 1.02%
Bank of East Asia Ltd. (The)
4.25%, 11/20/24 (Call 11/20/19)[b,c]	400	402,979
MCE Finance Ltd.
5.00%, 02/15/21 (Call 02/15/16)[b]	400	380,000
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	600	615,000
8.13%, 01/22/21 (Call 01/22/18)[b]	200	210,000
8.38%, 02/10/22 (Call 02/10/19)[b]	800	829,318

		2,437,297
INDIA — 1.45%
ABJA Investment Co. Pte Ltd.
4.85%, 01/31/20[b]	200	200,760
5.95%, 07/31/24[b]	400	394,000
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,c]	277	286,695
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	201,188
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[b]	200	205,793
Vedanta Resources PLC
6.00%, 01/31/19[b]	1,400	1,302,784
7.13%, 05/31/23[b]	200	176,000
8.25%, 06/07/21[b]	400	377,000
9.50%, 07/18/18[b]	300	312,000

		3,456,220
INDONESIA — 3.86%
Majapahit Holding BV
7.75%, 10/17/16[b]	300	321,000
7.75%, 01/20/20[b]	500	574,400
7.88%, 06/29/37[b]	400	460,000
8.00%, 08/07/19[b]	1,100	1,271,875
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	600	564,000
Pertamina Persero PT
4.30%, 05/20/23[b]	900	866,430
4.88%, 05/03/22[b]	1,000	1,000,000
5.25%, 05/23/21[b]	400	414,000
5.63%, 05/20/43[b]	600	525,780
6.00%, 05/03/42[b]	600	551,280
6.45%, 05/30/44[b]	1,000	972,500
6.50%, 05/27/41[b]	200	197,240
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/24[b]	600	606,600

Security	Principal (000s)	Value

Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	$500	$432,500
5.50%, 11/22/21[b]	400	422,520

		9,180,125
JAMAICA — 1.17%
Digicel Group Ltd.
7.13%, 04/01/22 (Call 04/01/17)[b]	400	367,000
8.25%, 09/30/20 (Call 09/30/16)[b]	700	691,250
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	600	565,500
6.75%, 03/01/23 (Call 03/01/18)[b]	1,200	1,151,400

		2,775,150
KAZAKHSTAN — 2.26%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	300	310,179
7.25%, 01/28/21[b]	200	206,900
Kazkommertsbank JSC
5.50%, 12/21/22[b]	300	237,375
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	600	677,370
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	600	542,850
4.88%, 05/07/25[b]	800	720,800
5.75%, 04/30/43[b]	600	474,072
6.00%, 11/07/44[b]	800	644,688
6.38%, 04/09/21[b]	1,000	1,037,500
7.00%, 05/05/20[b]	500	532,500

		5,384,234
LUXEMBOURG — 0.34%
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	200	194,500
6.00%, 03/15/25 (Call 03/15/20)[b]	200	197,500
6.63%, 10/15/21 (Call 10/15/17)[b]	400	416,000

		808,000
MEXICO — 2.62%
Axtel SAB de CV CPO
9.00%, 01/31/20 (Call 01/31/16)[b,e]	300	295,500
Banco Santander Mexico SA
5.95%, 01/30/24 (Call 01/30/19)[b,c]	600	633,000
BBVA Bancomer SA/Texas
7.25%, 04/22/20[b]	400	447,200
Cemex Finance LLC
6.00%, 04/01/24 (Call 04/01/19)[b]	400	402,060
9.38%, 10/12/22 (Call 10/12/17)[b]	1,500	1,677,675
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)[b]	600	583,200
5.88%, 03/25/19 (Call 03/25/16)[b]	200	203,500
6.13%, 05/05/25 (Call 05/05/20)[b]	600	601,500
6.50%, 12/10/19	400	416,380
7.25%, 01/15/21 (Call 01/15/18)[b]	300	319,500
9.50%, 06/15/18 (Call 06/15/16)[b]	200	219,000
Empresas ICA SAB de CV
8.88%, 05/29/24 (Call 05/29/19)[b]	200	126,000
8.90%, 02/04/21 (Call 02/04/16)[b]	400	296,000

		6,220,515

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

RUSSIA — 5.90%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.50%, 09/26/19[b]	$400	$394,632
7.75%, 04/28/21[b]	900	897,750
7.88%, 09/25/17[b]	400	420,216
ALROSA Finance SA
7.75%, 11/03/20[b]	800	836,200
Bank Otkritie Financial Corp OJSC via OFCB Capital PLC
7.25%, 04/25/18[b]	200	199,260
Credit Bank of Moscow Via CBOM Finance PLC
7.70%, 02/01/18[b]	200	194,744
Evraz Group SA
6.50%, 04/22/20[b]	600	544,104
6.75%, 04/27/18[b]	200	193,844
7.40%, 04/24/17[b]	600	614,226
9.50%, 04/24/18[b]	300	312,405
Gazprombank OAO Via GPB Eurobond Finance PLC
7.50%, 12/28/23 (Call 12/28/18)[b,c]	200	175,800
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	700	649,334
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[b]	400	399,700
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 05/30/23[b]	400	362,000
8.63%, 06/22/20[b]	350	380,236
OJSC Novolipetsk Steel via Steel Funding Ltd.
4.45%, 02/19/18[b]	400	391,000
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	800	776,096
6.30%, 05/15/17[b]	400	405,400
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[b]	800	820,192
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[b]	800	696,000
Severstal OAO Via Steel Capital SA
5.90%, 10/17/22[b]	600	574,020
6.70%, 10/25/17[b]	200	211,000
Sibur Securities Ltd.
3.91%, 01/31/18[b]	500	471,875
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[b]	200	174,000
7.75%, 01/27/18[b]	300	294,930
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	400	412,560
VimpelCom Holdings BV
5.20%, 02/13/19[b]	800	784,000
5.95%, 02/13/23[b]	500	458,670
7.50%, 03/01/22[b]	450	453,375
VTB Bank OJSC Via VTB Capital SA
6.95%, 10/17/22[b]	600	542,778

		14,040,347
SINGAPORE — 0.42%
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	200	179,004
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	800	815,808

		994,812

Security	Principal (000s)	Value

SOUTH AFRICA — 1.68%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	$300	$258,000
5.38%, 04/15/20	300	277,500
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	800	777,280
6.75%, 08/06/23[b]	600	601,805
7.13%, 02/11/25[b]	600	606,360
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	400	345,000
Myriad International Holdings BV
6.00%, 07/18/20[b]	800	865,617
6.38%, 07/28/17[b]	250	266,250

		3,997,812
SOUTH KOREA — 0.31%
Woori Bank Co. Ltd.
1.00%, 06/10/45[c]	200	199,341
6.21%, 05/02/67 (Call 05/02/17)[b,c]	500	531,250

		730,591
SRI LANKA — 0.54%
Bank of Ceylon
5.33%, 04/16/18[b]	200	201,500
6.88%, 05/03/17[b]	200	207,500
National Savings Bank
8.88%, 09/18/18[b]	800	864,000

		1,273,000
THAILAND — 0.09%
Krung Thai Bank PCL/Cayman Islands
5.20%, 12/26/24 (Call 12/26/19)[b,c]	200	205,380

		205,380
TRINIDAD AND TOBAGO — 0.61%
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b]	400	404,008
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	900	1,037,250

		1,441,258
TURKEY — 0.82%
Finansbank AS/Turkey
6.25%, 04/30/19[b]	200	205,000
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	600	590,100
Turkiye Vakiflar Bankasi TAO
6.00%, 11/01/22[b]	200	194,600
6.88%, 02/03/25 (Call 02/03/20)[b,c]	600	582,618
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	400	382,160

		1,954,478

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

UKRAINE — 0.07%
Metinvest BV
8.75%, 02/14/18[b]	$300	$172,380

		172,380
UNITED KINGDOM — 0.23%
ICBC Standard Bank PLC
8.13%, 12/02/19[b]	500	555,520

		555,520
UNITED STATES — 0.23%
Flextronics International Ltd.
4.75%, 06/15/25	200	195,250
5.00%, 02/15/23	350	354,813

		550,063
VENEZUELA — 3.25%
Petroleos de Venezuela SA
5.13%, 10/28/16	375	236,250
5.25%, 04/12/17[b]	1,700	819,910
5.38%, 04/12/27[b]	1,320	425,766
5.50%, 04/12/37[b]	1,045	334,400
6.00%, 05/16/24[b]	2,925	972,270
6.00%, 11/15/26[b]	2,750	896,775
8.50%, 11/02/17[b]	3,421	2,331,411
9.00%, 11/17/21[b]	1,285	512,394
9.75%, 05/17/35[b]	1,250	500,000
12.75%, 02/17/22[b]	1,500	705,750

		7,734,926

TOTAL CORPORATE BONDS & NOTES
(Cost: $114,663,098)		106,932,575

FOREIGN GOVERNMENT OBLIGATIONS[a] — 52.57%

ARGENTINA — 2.03%
Argentine Republic Government International Bond
2.50%, 12/31/38	2,914	1,695,948
8.28%, 12/31/33	673	626,206
8.28%, 12/31/33	2,082	1,993,540
8.75%, 06/02/17	532	513,429

		4,829,123
COSTA RICA — 0.86%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	600	552,000
4.38%, 04/30/25[b]	200	179,500
5.63%, 04/30/43[b]	200	166,500
7.00%, 04/04/44[b]	600	573,000
7.16%, 03/12/45[b]	600	576,750

		2,047,750

Security	Principal (000s)	Value

CROATIA — 2.28%
Croatia Government International Bond
5.50%, 04/04/23[b]	$600	$616,802
6.00%, 01/26/24[b]	800	841,032
6.25%, 04/27/17[b]	700	739,270
6.38%, 03/24/21[b]	400	430,500
6.63%, 07/14/20[b]	1,700	1,859,804
6.75%, 11/05/19[b]	850	935,000

		5,422,408
DOMINICAN REPUBLIC — 1.90%
Dominican Republic International Bond
5.50%, 01/27/25[b]	600	603,000
5.88%, 04/18/24[b]	500	521,250
6.60%, 01/28/24[b]	600	650,400
6.85%, 01/27/45[b]	1,400	1,421,000
7.45%, 04/30/44[b]	600	645,000
7.50%, 05/06/21[b]	600	670,500

		4,511,150
ECUADOR — 0.66%
Ecuador Government International Bond
7.95%, 06/20/24[b]	1,200	1,005,000
10.50%, 03/24/20[b]	600	573,000

		1,578,000
EGYPT — 0.58%
Egypt Government International Bond
5.75%, 04/29/20[b]	400	417,896
5.88%, 06/11/25[b]	600	587,400
6.88%, 04/30/40[b]	400	384,080

		1,389,376
EL SALVADOR — 1.04%
El Salvador Government International Bond
5.88%, 01/30/25[b]	300	283,125
6.38%, 01/18/27[b]	550	524,150
7.63%, 02/01/41[b]	300	297,375
7.65%, 06/15/35[b]	800	799,000
7.75%, 01/24/23[b]	320	343,200
8.25%, 04/10/32[b]	200	215,750

		2,462,600
GUATEMALA — 0.39%
Guatemala Government Bond
4.88%, 02/13/28[b]	300	294,750
5.75%, 06/06/22[b]	600	640,500

		935,250
HUNGARY — 4.03%
Hungary Government International Bond
4.00%, 03/25/19	500	520,000
4.13%, 02/19/18	1,010	1,052,420
5.38%, 02/21/23	760	827,959
5.38%, 03/25/24	1,250	1,367,750
5.75%, 11/22/23	800	892,480
6.25%, 01/29/20	800	902,093
6.38%, 03/29/21	1,800	2,057,400
7.63%, 03/29/41	832	1,117,692

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Magyar Export-Import Bank Zrt
4.00%, 01/30/20[b]	$200	$201,703
5.50%, 02/12/18[b]	600	638,280

		9,577,777
INDONESIA — 7.62%
Indonesia Government International Bond
3.38%, 04/15/23[b]	570	540,788
3.75%, 04/25/22[b]	1,500	1,481,250
4.13%, 01/15/25[b]	1,000	987,500
4.63%, 04/15/43[b]	1,000	905,000
4.88%, 05/05/21[b]	1,100	1,163,250
5.13%, 01/15/45[b]	1,400	1,347,500
5.25%, 01/17/42[b]	1,400	1,365,000
5.38%, 10/17/23[b]	400	431,000
5.88%, 03/13/20[b]	800	890,000
5.88%, 01/15/24[b]	1,200	1,338,000
6.63%, 02/17/37[b]	1,000	1,126,250
6.75%, 01/15/44[b]	1,000	1,165,000
6.88%, 03/09/17[b]	400	433,000
6.88%, 01/17/18[b]	1,000	1,117,500
7.75%, 01/17/38[b]	800	1,014,000
8.50%, 10/12/35[b]	650	872,625
11.63%, 03/04/19[b]	1,500	1,953,750

		18,131,413
JAMAICA — 0.52%
Jamaica Government International Bond
7.63%, 07/09/25	600	669,000
8.00%, 06/24/19	300	335,384
8.00%, 03/15/39	200	223,250

		1,227,634
LEBANON — 2.52%
Lebanese Republic
6.65%, 02/26/30[b]	900	916,830
Lebanon Government International Bond
4.75%, 11/02/16[b]	300	301,289
5.15%, 11/12/18[b]	450	453,825
5.80%, 04/14/20[b]	900	905,625
6.00%, 05/20/19[b]	300	309,375
6.15%, 06/19/20	400	412,580
6.20%, 02/26/25[b]	200	202,016
6.38%, 03/09/20	600	624,000
8.25%, 04/12/21[b]	1,100	1,242,560
9.00%, 03/20/17	570	613,206

		5,981,306
MOROCCO — 0.60%
Morocco Government International Bond
4.25%, 12/11/22[b]	1,200	1,220,400
5.50%, 12/11/42[b]	200	201,750

		1,422,150
NIGERIA — 0.25%
Nigeria Government International Bond
5.13%, 07/12/18[b]	200	198,652
6.38%, 07/12/23[b]	200	195,040
6.75%, 01/28/21[b]	200	202,780

		596,472

Security	Principal (000s)	Value

PAKISTAN — 0.64%
Pakistan Government International Bond
6.88%, 06/01/17[b]	$200	$207,855
7.25%, 04/15/19[b]	800	833,000
8.25%, 04/15/24[b]	450	480,375

		1,521,230
RUSSIA — 8.95%
Russian Foreign Bond — Eurobond
3.25%, 04/04/17[b]	1,200	1,218,000
3.50%, 01/16/19[b]	800	790,000
4.50%, 04/04/22[b]	1,200	1,167,000
4.88%, 09/16/23[b]	1,600	1,556,000
5.00%, 04/29/20[b]	2,000	2,039,656
5.63%, 04/04/42[b]	1,800	1,650,600
5.88%, 09/16/43[b]	800	754,896
7.50%, 03/31/30[b,e]	7,126	8,336,981
11.00%, 07/24/18[b]	1,600	1,926,824
12.75%, 06/24/28[b]	1,200	1,854,000

		21,293,957
SERBIA — 1.40%
Republic of Serbia
4.88%, 02/25/20[b]	600	605,250
5.25%, 11/21/17[b]	400	414,380
5.88%, 12/03/18[b]	900	946,908
7.25%, 09/28/21[b]	1,200	1,350,000

		3,316,538
SRI LANKA — 1.00%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	600	594,750
6.00%, 01/14/19[b]	400	411,000
6.25%, 10/04/20[b]	650	669,500
6.25%, 07/27/21[b]	699	712,106

		2,387,356
TURKEY — 11.00%
Export Credit Bank of Turkey
5.00%, 09/23/21[b]	200	201,250
5.38%, 11/04/16[b]	200	207,854
Turkey Government International Bond
3.25%, 03/23/23	554	509,569
4.25%, 04/14/26	1,400	1,326,500
4.88%, 04/16/43	1,300	1,170,000
5.13%, 03/25/22	442	459,935
5.63%, 03/30/21	850	911,098
5.75%, 03/22/24	1,000	1,074,284
5.88%, 04/24/19[b]	600	634,950
6.00%, 01/14/41	2,000	2,090,000
6.25%, 09/26/22	1,800	1,988,640
6.63%, 02/17/45	600	685,200
6.75%, 04/03/18	1,250	1,374,750
6.75%, 05/30/40	875	997,500
6.88%, 03/17/36	2,070	2,380,500

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

7.00%, 09/26/16	$500	$531,485
7.00%, 03/11/19	800	896,240
7.00%, 06/05/20	950	1,077,585
7.25%, 03/05/38	410	492,902
7.38%, 02/05/25	1,820	2,165,800
7.50%, 07/14/17	1,600	1,760,960
7.50%, 11/07/19	1,150	1,320,545
8.00%, 02/14/34	763	976,640
11.88%, 01/15/30	554	925,640

		26,159,827
UKRAINE — 1.11%
Ukraine Government International Bond
6.58%, 11/21/16[b]	850	492,592
6.75%, 11/14/17[b]	400	234,080
7.50%, 04/17/23[b]	400	234,016
7.75%, 09/23/20[b]	1,200	690,240
7.80%, 11/28/22[b]	1,200	702,600
7.95%, 02/23/21[b]	500	291,500

		2,645,028
VENEZUELA — 2.77%
Venezuela Government International Bond
6.00%, 12/09/20[b]	605	210,238
7.00%, 12/01/18[b]	800	328,000
7.00%, 03/31/38[b]	650	223,437
7.65%, 04/21/25	608	214,320
7.75%, 10/13/19[b]	1,050	388,500
8.25%, 10/13/24[b]	1,625	585,000
9.00%, 05/07/23[b]	795	290,175
9.25%, 09/15/27	2,220	926,850
9.25%, 05/07/28[b]	900	332,100
9.38%, 01/13/34	585	220,838
11.75%, 10/21/26[b]	1,900	791,350
11.95%, 08/05/31[b]	2,495	1,035,425
12.75%, 08/23/22[b]	1,850	823,250
13.63%, 08/15/18	300	209,250

		6,578,733
VIETNAM — 0.42%
Vietnam Government International Bond
4.80%, 11/19/24[b]	600	600,750
6.75%, 01/29/20[b]	350	388,500

		989,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $131,778,855)		125,004,328

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[f,g]	2,030	$2,030,139

		2,030,139

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,030,139)		2,030,139

TOTAL INVESTMENTS IN SECURITIES — 98.39%
(Cost: $248,472,092)		233,967,042
Other Assets, Less Liabilities — 1.61%		3,837,177

NET ASSETS — 100.00%		$237,804,219

CPO — Certificates of Participation (Ordinary)

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Issuer is in default of interest payments.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

11

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2015

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 95.92%

BRAZIL — 14.17%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/16	BRL	39,157	$10,860,963
0.00%, 04/01/16	BRL	23,156	6,229,682
0.00%, 07/01/16	BRL	30,279	7,888,634
0.00%, 10/01/16	BRL	19,000	4,793,497
0.00%, 01/01/17	BRL	49,718	12,191,853
0.00%, 07/01/17	BRL	4,286	993,312
0.00%, 01/01/18	BRL	19,600	4,288,262
0.00%, 07/01/18	BRL	11,300	2,336,788
0.00%, 01/01/19	BRL	18,783	3,644,838
Brazil Notas do Tesouro Nacional Series F
10.00%, 01/01/18	BRL	29,354	8,123,559
10.00%, 01/01/19	BRL	2,138	581,057
10.00%, 01/01/21	BRL	35,752	9,399,155
10.00%, 01/01/23	BRL	20,882	5,328,624
10.00%, 01/01/25	BRL	23,050	5,739,621
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	139,392
10.25%, 01/10/28	BRL	1,420	433,961
12.50%, 01/05/16	BRL	1,400	404,251
12.50%, 01/05/22	BRL	1,633	550,517

			83,927,966

CHILE — 0.23%
Bonos del Banco Central de Chile en Pesos
4.50%, 04/01/20	CLP	220,000	339,630
4.50%, 06/01/20	CLP	220,000	336,731
6.00%, 02/01/21	CLP	35,000	58,737
Chile Government International Bond
5.50%, 08/05/20	CLP	416,000	659,642

			1,394,740

COLOMBIA — 4.26%
Colombia Government International Bond
7.75%, 04/14/21	COP	496,000	186,072
9.85%, 06/28/27	COP	2,998,000	1,280,348
Colombian TES
6.00%, 04/28/28	COP	4,545,000	1,368,487
7.00%, 09/11/19	COP	6,790,000	2,470,583
7.00%, 05/04/22	COP	4,322,000	1,528,726
7.25%, 06/15/16	COP	2,617,000	935,452
7.50%, 08/26/26	COP	7,725,800	2,671,919
7.75%, 09/18/30	COP	2,050,000	702,410
8.00%, 10/28/15	COP	16,026,000	5,650,683
10.00%, 07/24/24	COP	7,616,000	3,161,715
11.00%, 07/24/20	COP	8,156,000	3,428,209
11.25%, 10/24/18	COP	4,568,000	1,861,870

			25,246,474

CZECH REPUBLIC — 3.17%
Czech Republic Government Bond
0.85%, 03/17/18[a]	CZK	35,030	1,460,087

Security	Principal (000s)		Value

1.50%, 10/29/19[a]	CZK	13,470	$581,061
3.75%, 09/12/20[a]	CZK	41,490	1,993,259
3.85%, 09/29/21[a]	CZK	38,940	1,928,974
4.00%, 04/11/17[a]	CZK	42,590	1,861,618
4.20%, 12/04/36[a]	CZK	50,460	2,902,561
4.60%, 08/18/18[a]	CZK	66,550	3,093,586
4.70%, 09/12/22[a]	CZK	22,760	1,198,699
5.70%, 05/25/24[a]	CZK	37,010	2,158,815
6.95%, 01/26/16[a]	CZK	37,290	1,571,658

			18,750,318

HUNGARY — 2.70%
Hungary Government Bond
4.00%, 04/25/18	HUF	284,340	1,069,661
5.50%, 02/12/16	HUF	654,070	2,402,395
5.50%, 12/20/18	HUF	211,430	835,492
5.50%, 06/24/25	HUF	299,780	1,230,479
6.00%, 11/24/23	HUF	441,220	1,853,181
6.50%, 06/24/19	HUF	701,550	2,877,318
6.75%, 11/24/17	HUF	222,000	888,581
7.00%, 06/24/22	HUF	701,800	3,074,165
7.50%, 11/12/20	HUF	396,400	1,737,387

			15,968,659

INDONESIA — 4.32%
Indonesia Treasury Bond
5.63%, 05/15/23	IDR	7,531,000	463,467
6.63%, 05/15/33	IDR	22,700,000	1,344,968
7.00%, 05/15/22	IDR	34,205,000	2,322,476
7.88%, 04/15/19	IDR	41,369,000	3,027,559
8.25%, 06/15/32	IDR	45,384,000	3,178,809
8.38%, 03/15/24	IDR	13,138,000	956,639
8.38%, 09/15/26	IDR	6,000,000	437,997
8.38%, 03/15/34	IDR	12,674,000	896,151
9.50%, 07/15/31	IDR	74,295,000	5,812,612
10.00%, 07/15/17	IDR	21,137,000	1,620,818
10.00%, 09/15/24	IDR	17,060,000	1,368,331
10.00%, 02/15/28	IDR	9,815,000	793,167
10.50%, 07/15/38	IDR	4,860,000	413,525
11.00%, 11/15/20	IDR	15,732,000	1,285,076
11.00%, 09/15/25	IDR	19,220,000	1,639,415

			25,561,010

ISRAEL — 4.41%
Israel Government Bond — Fixed
2.25%, 05/31/19	ILS	4,169	1,167,208
4.00%, 01/31/18	ILS	11,175	3,234,496
4.25%, 03/31/23	ILS	16,251	5,040,528
5.00%, 01/31/20	ILS	6,909	2,155,959
5.50%, 02/28/17	ILS	8,658	2,492,266
5.50%, 01/31/22	ILS	3,150	1,039,785
5.50%, 01/31/42	ILS	5,562	2,012,972
6.00%, 02/28/19	ILS	20,291	6,401,100
6.25%, 10/30/26	ILS	3,650	1,338,159
Israel Government Bond — Shahar
6.50%, 01/31/16	ILS	4,545	1,246,488

			26,128,961

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2015

Security	Principal (000s)		Value

MALAYSIA — 4.43%
Malaysia Government Bond
3.49%, 03/31/20	MYR	6,899	$1,790,655
3.50%, 05/31/27	MYR	3,546	860,460
3.73%, 06/15/28	MYR	1,800	444,406
3.84%, 08/12/15	MYR	31,609	8,265,698
4.01%, 09/15/17	MYR	6,148	1,635,260
4.05%, 09/30/21	MYR	3,374	881,263
4.13%, 04/15/32	MYR	7,400	1,886,153
4.39%, 04/15/26	MYR	10,565	2,813,641
4.50%, 04/15/30	MYR	3,300	878,260
5.73%, 07/30/19	MYR	17,350	4,886,127
Malaysia Government Investment Issue
4.17%, 04/30/21	MYR	7,098	1,879,722

			26,221,645

MEXICO — 8.72%
Mexican Bonos
5.00%, 06/15/17	MXN	23,466	1,485,875
6.25%, 06/16/16	MXN	25,955	1,657,595
6.50%, 06/10/21	MXN	61,634	4,013,411
7.25%, 12/15/16	MXN	99,770	6,499,605
7.50%, 06/03/27	MXN	75,449	5,187,414
7.75%, 12/14/17	MXN	48,350	3,243,645
7.75%, 05/29/31	MXN	31,508	2,215,375
7.75%, 11/13/42	MXN	45,649	3,225,251
8.00%, 12/17/15	MXN	27,900	1,771,055
8.00%, 06/11/20	MXN	10,320	716,706
8.00%, 12/07/23	MXN	69,446	4,905,420
8.50%, 12/13/18	MXN	76,843	5,320,723
8.50%, 11/18/38	MXN	27,030	2,047,013
10.00%, 12/05/24	MXN	83,277	6,662,036
10.00%, 11/20/36	MXN	30,767	2,663,750

			51,614,874

NIGERIA — 1.07%
Nigeria Government Bond
10.00%, 07/23/30	NGN	153,200	528,355
13.05%, 08/16/16	NGN	288,600	1,421,268
14.20%, 03/14/24	NGN	322,620	1,580,012
15.10%, 04/27/17	NGN	201,926	1,017,233
16.39%, 01/27/22	NGN	334,287	1,784,710

			6,331,578

PERU — 1.01%
Peru Government Bond
5.70%, 08/12/24	PEN	1,895	561,120
6.85%, 02/12/42	PEN	2,410	714,246
6.90%, 08/12/37	PEN	781	236,787
6.95%, 08/12/31	PEN	3,112	957,727
8.20%, 08/12/26	PEN	10,172	3,521,529

			5,991,409

PHILIPPINES — 4.50%
Philippine Government Bond
2.88%, 05/22/17	PHP	63,740	1,399,102
3.88%, 11/22/19	PHP	45,000	1,005,772
4.00%, 12/06/22	PHP	44,000	982,893

Security	Principal (000s)		Value

4.13%, 08/20/24	PHP	50,000	$1,135,126
5.00%, 08/18/18	PHP	116,380	2,688,458
6.38%, 01/19/22	PHP	77,798	1,949,687
7.00%, 01/27/16	PHP	139,096	3,100,836
7.00%, 03/31/17	PHP	23,140	541,294
8.00%, 07/19/31	PHP	38,500	1,221,907
8.13%, 12/16/35	PHP	224,015	7,028,974
8.50%, 11/29/32	PHP	39,730	1,269,762
Philippine Government International Bond
4.95%, 01/15/21	PHP	126,000	2,892,890
6.25%, 01/14/36	PHP	57,000	1,423,972

			26,640,673

POLAND — 4.29%
Poland Government Bond
0.00%, 01/25/16	PLN	12,591	3,328,161
3.25%, 07/25/19	PLN	7,334	2,027,272
3.25%, 07/25/25	PLN	4,753	1,300,248
3.75%, 04/25/18	PLN	15,000	4,178,950
4.00%, 10/25/23	PLN	7,500	2,166,167
4.75%, 10/25/16	PLN	10,657	2,942,385
5.00%, 04/25/16	PLN	5,774	1,574,175
5.25%, 10/25/20	PLN	7,244	2,184,437
5.50%, 10/25/19	PLN	3,477	1,044,975
5.75%, 09/23/22	PLN	14,580	4,639,665

			25,386,435

ROMANIA — 1.95%
Romania Government Bond
4.75%, 06/24/19	RON	4,700	1,274,376
5.60%, 11/28/18	RON	3,680	1,020,023
5.75%, 01/27/16	RON	4,040	1,034,139
5.85%, 04/26/23	RON	9,570	2,739,869
5.90%, 07/26/17	RON	4,960	1,341,330
6.75%, 06/11/17	RON	9,640	2,632,749
Romanian Government International Bond
4.75%, 08/29/16	RON	5,820	1,508,800

			11,551,286

RUSSIA — 2.90%
Russian Federal Bond — OFZ
6.00%, 05/11/16	RUB	56,778	899,828
6.20%, 01/31/18	RUB	76,303	1,131,579
6.70%, 05/15/19	RUB	43,201	621,914
6.80%, 12/11/19	RUB	37,138	529,155
7.00%, 01/25/23	RUB	127,000	1,706,940
7.05%, 01/19/28	RUB	60,500	760,902
7.40%, 04/19/17	RUB	99,240	1,552,934
7.40%, 06/14/17	RUB	102,560	1,595,340
7.50%, 03/15/18	RUB	65,773	1,001,825
7.50%, 02/27/19	RUB	84,000	1,249,167
7.60%, 04/14/21	RUB	190,974	2,738,275
8.15%, 02/03/27	RUB	226,635	3,163,549
Russian Foreign Bond — Eurobond
7.85%, 03/10/18[a]	RUB	15,000	229,579

			17,180,987

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

July 31, 2015

Security	Principal (000s)		Value

SOUTH AFRICA — 4.34%
South Africa Government Bond
6.25%, 03/31/36	ZAR	62,209	$3,753,643
6.50%, 02/28/41	ZAR	49,808	3,027,112
6.75%, 03/31/21	ZAR	45,260	3,398,715
7.25%, 01/15/20	ZAR	16,428	1,274,970
8.00%, 01/31/30	ZAR	25,760	1,937,359
8.25%, 09/15/17	ZAR	52,607	4,246,634
8.50%, 01/31/37	ZAR	14,680	1,124,183
8.75%, 02/28/48	ZAR	29,300	2,290,681
10.50%, 12/21/26	ZAR	47,274	4,362,457
13.50%, 09/15/15	ZAR	567	45,249
13.50%, 09/15/16	ZAR	2,667	225,854

			25,686,857

SOUTH KOREA — 20.84%
Korea Monetary Stabilization Bond
2.80%, 08/02/15	KRW	2,577,000	2,202,436
2.90%, 12/02/15	KRW	11,822,000	10,149,957
Korea Treasury Bond
2.75%, 09/10/17	KRW	16,615,260	14,504,115
2.75%, 12/10/44	KRW	680,000	587,061
3.00%, 12/10/42	KRW	5,425,970	4,909,271
3.13%, 03/10/19	KRW	6,500,000	5,793,479
3.50%, 03/10/17	KRW	8,612,000	7,571,701
3.50%, 03/10/24	KRW	4,862,430	4,514,333
3.75%, 06/10/22	KRW	3,000,000	2,807,384
3.75%, 12/10/33	KRW	3,325,410	3,307,023
4.00%, 03/10/16	KRW	7,159,600	6,208,780
4.00%, 12/10/31	KRW	9,510,250	9,630,535
4.25%, 06/10/21	KRW	4,656,000	4,432,740
4.75%, 12/10/30	KRW	4,743,000	5,153,237
5.00%, 09/10/16	KRW	5,514,000	4,885,767
5.00%, 06/10/20	KRW	8,100,000	7,857,239
5.25%, 09/10/15	KRW	7,890,260	6,770,728
5.25%, 03/10/27	KRW	5,000,000	5,444,900
5.50%, 09/10/17	KRW	4,274,600	3,937,680
5.50%, 12/10/29	KRW	5,713,290	6,593,805
5.75%, 09/10/18	KRW	6,400,000	6,113,897

			123,376,068

THAILAND — 4.36%
Thailand Government Bond
3.58%, 12/17/27	THB	162,108	4,778,334
3.65%, 12/17/21	THB	30,650	926,022
3.78%, 06/25/32	THB	61,242	1,783,655
3.80%, 06/14/41	THB	30,000	855,892
3.85%, 12/12/25	THB	84,479	2,611,215
3.88%, 06/13/19	THB	37,770	1,146,185
4.13%, 11/18/16	THB	26,230	768,957
4.26%, 12/12/37[a]	THB	190,870	5,914,019
4.85%, 06/17/61	THB	14,000	456,679
4.88%, 06/22/29	THB	49,500	1,655,332
5.67%, 03/13/28	THB	99,420	3,528,119
6.15%, 07/07/26	THB	37,899	1,403,053

			25,827,462

TURKEY — 4.25%
Turkey Government Bond
6.30%, 02/14/18	TRY	7,776	2,606,355
8.00%, 03/12/25	TRY	2,500	824,465
8.50%, 07/10/19	TRY	12,410	4,337,009

Security		Principal or Shares (000s)	Value

8.50%, 09/14/22	TRY	10,372	$3,566,584
8.80%, 09/27/23	TRY	6,874	2,401,061
9.00%, 01/27/16	TRY	17,110	6,162,285
9.00%, 07/24/24	TRY	4,123	1,452,086
10.50%, 01/15/20	TRY	10,095	3,794,714

			25,144,559

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $662,294,299)			567,931,961

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]		201	200,852

			200,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $200,852)			200,852

TOTAL INVESTMENTS IN SECURITIES — 95.96%
(Cost: $662,495,151)			568,132,813
Other Assets, Less Liabilities — 4.04%			23,935,308

NET ASSETS — 100.00%			$592,068,121

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— New Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peru Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— New Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 97.76%

AUSTRALIA — 0.36%
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[a,b]	EUR	850	$869,862

			869,862

AUSTRIA — 0.91%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
8.13%, 10/30/23[a]	EUR	200	271,440
Raiffeisen Bank International AG
4.50%, 02/21/25 (Call 02/21/20)[a,b]	EUR	400	361,286
6.00%, 10/16/23[a]	EUR	500	533,090
6.63%, 05/18/21	EUR	400	452,988
Raiffeisenlandesbank Niederoesterreich-Wien AG
5.88%, 11/27/23[a]	EUR	200	195,006
Wienerberger AG
4.00%, 04/17/20	EUR	300	353,969

			2,167,779

BELGIUM — 0.48%
Barry Callebaut Services NV
5.63%, 06/15/21[a]	EUR	200	262,446
6.00%, 07/13/17	EUR	300	363,109
Ontex Group NV
4.75%, 11/15/21 (Call 11/15/17)[a]	EUR	200	233,123
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	250	287,952

			1,146,630

CANADA — 2.93%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[c]	CAD	250	206,099
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 08/31/15)[d]	CAD	63	5,327
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 08/31/15)[c]	CAD	250	164,303
7.50%, 11/19/17 (Call 08/31/15)[a]	CAD	250	164,303
AutoCanada Inc.
5.63%, 05/25/21 (Call 05/25/17)	CAD	100	76,483
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	250	196,971
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	600	648,856
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	250	189,285
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[c]	CAD	200	150,275
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	124	77,205
Corus Entertainment Inc.
4.25%, 02/11/20[a]	CAD	500	367,039
Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	150	114,436

Security	Principal (000s)		Value

DHX Media Ltd.
5.88%, 12/02/21 (Call 12/02/17)	CAD	125	$95,123
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[c]	CAD	150	113,571
GFL Environmental Inc.
7.50%, 06/18/18 (Call 08/31/15)[a]	CAD	199	153,730
Gibson Energy Inc.
5.38%, 07/15/22 (Call 07/15/17)[c]	CAD	125	93,922
5.38%, 07/15/22 (Call 07/15/17)[a]	CAD	250	189,765
7.00%, 07/15/20 (Call 07/15/16)[c]	CAD	100	80,326
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[c]	CAD	425	341,385
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[c]	CAD	200	151,236
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	50	39,875
Noralta Lodge Ltd.
7.50%, 09/24/19 (Call 09/24/16)[a]	CAD	100	63,031
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 08/31/15)	CAD	100	55,536
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	400	314,386
Parkland Fuel Corp.
5.50%, 05/28/21 (Call 05/28/17)	CAD	250	195,050
6.00%, 11/21/22 (Call 11/21/17)	CAD	150	117,318
Perpetual Energy Inc.
8.75%, 03/15/18 (Call 08/31/15)[a]	CAD	200	138,360
8.75%, 07/23/19 (Call 07/23/16)	CAD	100	65,721
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/31/15)[c]	CAD	128	100,324
Precision Drilling Corp.
6.50%, 03/15/19 (Call 08/31/15)	CAD	150	114,724
Quebecor Media Inc.
6.63%, 01/15/23[c]	CAD	400	323,994
7.38%, 01/15/21 (Call 01/15/16)	CAD	150	121,209
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[c]	CAD	100	79,269
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[c]	CAD	50	38,626
6.00%, 04/19/22 (Call 04/19/17)	CAD	200	156,040
Sirius XM Canada Holdings Inc.
5.63%, 04/23/21 (Call 04/23/17)[c]	CAD	200	153,734
Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 08/31/15)[c,d]	CAD	50	1,633
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	200	158,730
Tervita Corp.
9.00%, 11/15/18 (Call 11/15/15)[c]	CAD	125	80,230
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 12/13/15)[c]	CAD	250	184,481
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 08/31/15)	CAD	100	77,328
Videotron Ltd.
5.63%, 06/15/25 (Call 03/15/25)	CAD	375	297,285
6.88%, 07/15/21 (Call 06/15/16)	CAD	225	183,886
Wajax Corp.
6.13%, 10/23/20 (Call 10/23/17)[a]	CAD	100	76,579
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 08/31/15)[c]	CAD	348	281,583

			6,998,572

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

DENMARK — 0.27%
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[a,b]	EUR	600	$645,542

			645,542

FINLAND — 0.81%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	400	514,860
Stora Enso OYJ
5.00%, 03/19/18[a]	EUR	550	658,314
5.50%, 03/07/19[a]	EUR	350	430,239
UPM-Kymmene OYJ
6.63%, 01/23/17	GBP	200	331,500

			1,934,913

FRANCE — 11.94%
3AB Optique Developpement SAS
5.63%, 04/15/19 (Call 10/15/15)[a]	EUR	300	321,251
Areva SA
3.13%, 03/20/23 (Call 12/20/22)[a]	EUR	600	632,085
3.25%, 09/04/20[a]	EUR	500	548,098
3.50%, 03/22/21	EUR	600	658,848
3.88%, 09/23/16	EUR	500	564,770
4.38%, 11/06/19	EUR	800	922,448
4.63%, 10/05/17	EUR	700	804,610
4.88%, 09/23/24	EUR	800	921,074
Autodis SA
6.50%, 02/01/19 (Call 02/01/16)[a]	EUR	200	230,638
Cegedim SA
6.75%, 04/01/20 (Call 04/01/16)[a]	EUR	300	355,339
Cerba European Lab SAS
7.00%, 02/01/20 (Call 02/01/16)[a]	EUR	350	405,066
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	350	317,285
Ciments Francais SA
4.75%, 04/04/17[a]	EUR	350	407,746
CMA CGM SA
7.75%, 01/15/21 (Call 01/15/18)[a]	EUR	450	469,838
8.75%, 12/15/18 (Call 12/15/15)[a]	EUR	200	229,809
Ephios Bondco PLC
6.25%, 07/01/22 (Call 07/01/18)[a]	EUR	200	225,390
Europcar Groupe SA
5.75%, 06/15/22 (Call 06/15/18)[a]	EUR	400	456,303
Faurecia
3.13%, 06/15/22 (Call 06/15/18)[a]	EUR	550	589,438
9.38%, 12/15/16[a]	EUR	400	489,449
Financiere Gaillon 8 SAS
7.00%, 09/30/19 (Call 03/31/16)[a]	EUR	300	342,227
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[b]	EUR	650	826,737
Holdikks SAS
6.75%, 07/15/21 (Call 07/15/17)[a]	EUR	300	324,826
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[a]	EUR	400	471,771
HomeVi SAS
6.88%, 08/15/21 (Call 08/15/17)[a]	EUR	300	347,199
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	200	236,990
Labco SA
8.50%, 01/15/18 (Call 08/12/15)[a]	EUR	475	545,796

Security	Principal (000s)		Value

Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	250	$288,642
Lafarge SA
4.75%, 03/23/20	EUR	450	574,743
4.75%, 09/30/20[a]	EUR	600	774,278
5.38%, 06/26/17[a]	EUR	450	539,987
5.88%, 07/09/19[a]	EUR	400	522,815
6.25%, 04/13/18[a]	EUR	400	491,879
6.63%, 11/29/18[a]	EUR	950	1,197,603
6.75%, 12/16/19[a]	EUR	600	784,223
8.88%, 11/24/16[a]	EUR	600	729,864
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[a]	EUR	300	340,570
7.00%, 07/23/22 (Call 07/23/17)[a]	EUR	250	284,499
7.38%, 01/24/20 (Call 01/24/16)[a]	EUR	100	117,390
Nexans SA
4.25%, 03/19/18	EUR	200	231,466
5.75%, 05/02/17	EUR	300	350,514
Novafives SAS
4.50%, 06/30/21 (Call 06/30/17)[a]	EUR	350	361,562
Novalis SAS
3.00%, 04/30/22 (Call 04/30/18)[a]	EUR	650	687,631
Numericable-SFR SAS
5.38%, 05/15/22 (Call 05/15/17)[a]	EUR	850	980,209
5.63%, 05/15/24 (Call 05/15/19)[a]	EUR	1,000	1,140,758
PagesJaunes Finance & Co. SCA
8.88%, 06/01/18 (Call 08/10/15)[a]	EUR	200	207,712
Paprec Holding
5.25%, 04/01/22 (Call 04/01/18)[a]	EUR	200	226,494
Peugeot SA
5.00%, 10/28/16	EUR	300	347,237
5.63%, 07/11/17	EUR	300	359,141
6.50%, 01/18/19[a]	EUR	500	634,095
7.38%, 03/06/18[a]	EUR	750	948,114
Rexel SA
3.25%, 06/15/22 (Call 06/15/18)[a]	EUR	200	216,275
5.13%, 06/15/20 (Call 06/15/16)[a]	EUR	600	701,028
SGD Group SAS
5.63%, 05/15/19 (Call 10/15/15)[a]	EUR	300	343,056
SMCP SAS
8.88%, 06/15/20 (Call 06/15/16)[a]	EUR	200	237,543
SPCM SA
2.88%, 06/15/23 (Call 06/15/18)[a]	EUR	450	476,052
Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	400	444,806
THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[a]	EUR	300	352,171

			28,537,388

GERMANY — 14.53%
Bayerische Landbank
5.75%, 10/23/17[a]	EUR	800	950,760
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/15/16)[a]	EUR	200	241,410
Commerzbank AG
6.38%, 03/22/19	EUR	1,100	1,395,142
7.75%, 03/16/21	EUR	1,200	1,628,556
Deutsche Lufthansa AG
1.13%, 09/12/19[a]	EUR	450	495,704
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	400	476,190

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	$256,252
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	250	312,175
6.50%, 09/15/18[a]	EUR	350	446,133
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	250	295,547
Fresenius Finance BV
2.38%, 02/01/19[a]	EUR	200	229,256
2.88%, 07/15/20[a]	EUR	350	408,353
3.00%, 02/01/21[a]	EUR	450	529,862
4.00%, 02/01/24[a]	EUR	350	432,705
4.25%, 04/15/19[a]	EUR	500	606,977
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 07/15/16)[a]	EUR	200	235,886
Galapagos Holding SA
7.00%, 06/15/22 (Call 06/15/17)[a]	EUR	100	103,856
Galapagos SA/Luxembourg
5.38%, 06/15/21 (Call 06/15/17)[a]	EUR	150	164,070
Hapag-Lloyd AG
7.50%, 10/15/19 (Call 10/15/16)[a]	EUR	200	227,599
7.75%, 10/01/18 (Call 10/01/15)[a]	EUR	300	341,399
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 08/31/15)[a]	EUR	300	262,678
HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	450	510,525
3.25%, 10/21/20[a]	EUR	350	407,773
3.25%, 10/21/21[a]	EUR	400	468,059
5.63%, 01/04/18	EUR	500	607,719
7.50%, 04/03/20[a]	EUR	600	822,009
8.00%, 01/31/17[a]	EUR	650	788,460
8.50%, 10/31/19[a]	EUR	450	627,747
9.50%, 12/15/18[a]	EUR	400	553,467
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	250	298,711
HP Pelzer Holding GmbH
7.50%, 07/15/21 (Call 07/15/17)[a]	EUR	250	297,619
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[a]	EUR	350	407,483
Kirk Beauty One GmbH
8.75%, 07/15/23 (Call 07/15/18)[a]	EUR	250	280,080
Kirk Beauty Zero GmbH
6.25%, 07/15/22 (Call 07/15/18)[a]	EUR	250	287,814
KraussMaffei Group GmbH
8.75%, 12/15/20 (Call 12/15/15)[a]	EUR	160	190,918
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	400	508,231
Pfleiderer GmbH
7.88%, 08/01/19 (Call 08/01/16)[a]	EUR	250	286,432
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	200	226,273
3.63%, 07/30/21[a]	EUR	300	343,719
ProGroup AG
5.13%, 05/01/22 (Call 05/01/18)[a]	EUR	100	113,800
Rapid Holding GmbH
6.63%, 11/15/20 (Call 05/15/17)[a]	EUR	125	138,797
Rheinmetall AG
5.25%, 09/22/17	EUR	400	477,823
Schaeffler Finance BV
2.50%, 05/15/20 (Call 05/15/17)[a]	EUR	300	326,898
2.75%, 05/15/19 (Call 05/15/16)[a]	EUR	350	391,531
3.25%, 05/15/19 (Call 05/15/16)[a]	EUR	450	502,154
3.25%, 05/15/25 (Call 05/15/20)[a]	EUR	500	527,566

Security	Principal (000s)		Value

3.50%, 05/15/22 (Call 05/15/17)[a]	EUR	500	$559,330
4.25%, 05/15/18 (Call 08/31/15)[a]	EUR	450	507,449
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	200	232,019
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 04/15/16)[a]	EUR	300	157,441
Techem Energy Metering Service GmbH & Co. KG
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	300	360,457
Techem GmbH
6.13%, 10/01/19 (Call 10/01/15)[a]	EUR	400	464,037
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[a]	EUR	675	726,272
2.50%, 02/25/25[a]	EUR	550	575,362
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	1,000	1,148,226
4.00%, 08/27/18	EUR	1,350	1,590,351
4.38%, 02/28/17	EUR	900	1,043,034
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 04/30/16)[a]	EUR	300	343,056
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[a]	EUR	400	467,352
TUI AG
4.50%, 10/01/19 (Call 10/01/16)a	EUR	250	287,261
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[a]	EUR	600	628,107
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
3.50%, 01/15/27 (Call 01/15/21)[a]	EUR	300	319,854
4.00%, 01/15/25 (Call 01/15/20)[a]	EUR	800	902,707
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	270	317,700
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	540	638,383
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	360	431,555
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	360	429,566
WEPA Hygieneprodukte GmbH
6.50%, 05/15/20 (Call 05/15/16)[a]	EUR	200	236,990
ZF North America Capital Inc.
2.25%, 04/26/19[a]	EUR	900	990,636
2.75%, 04/27/23[a]	EUR	900	947,133

			34,736,396

GREECE — 1.33%
Alpha Credit Group PLC
3.38%, 06/17/17[a]	EUR	400	218,760
ERB Hellas PLC
4.25%, 06/26/18[a]	EUR	450	206,331
Frigoglass Finance BV
8.25%, 05/15/18 (Call 08/31/15)[a]	EUR	200	217,656
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[a]	EUR	250	283,118
NBG Finance PLC
4.38%, 04/30/19[a]	EUR	600	308,253
OTE PLC
3.50%, 07/09/20[a]	EUR	650	624,793
7.88%, 02/07/18[a]	EUR	550	604,933
Piraeus Group Finance PLC
5.00%, 03/27/17[a]	EUR	400	176,776
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/16)[a]	EUR	400	302,729
Titan Global Finance PLC
4.25%, 07/10/19[a]	EUR	225	231,190

			3,174,539

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

INDIA — 0.19%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[a]	EUR	400	$446,359

			446,359

IRELAND — 2.26%
Allied Irish Banks PLC
1.38%, 03/16/20[a]	EUR	400	437,830
2.75%, 04/16/19[a]	EUR	500	578,168
2.88%, 11/28/16[a]	EUR	350	395,166
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (Call 10/15/15)[a]	EUR	300	348,890
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[a]	EUR	1,000	1,115,899
Bank of Ireland
4.25%, 06/11/24 (Call 06/11/19)[a,b]	EUR	650	737,004
10.00%, 12/19/22[a]	EUR	200	296,652
eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/15/16)[a]	EUR	300	360,458
Smurfit Kappa Acquisitions
2.75%, 02/01/25[a]	EUR	250	264,474
3.25%, 06/01/21 (Call 03/10/21)[a]	EUR	500	573,141
4.13%, 01/30/20[a]	EUR	250	299,345

			5,407,027

ITALY — 18.23%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	650	757,651
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[a]	EUR	450	500,812
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	900	1,017,140
5.00%, 04/21/20[a]	EUR	400	451,044
5.60%, 09/09/20	EUR	400	457,408
Banca Popolare di Milano Scarl
4.25%, 01/30/19[a]	EUR	350	412,145
7.13%, 03/01/21[a]	EUR	400	508,162
Banca Popolare di Vicenza
2.75%, 03/20/20[a]	EUR	600	633,050
3.50%, 01/20/17[a]	EUR	500	553,811
5.00%, 10/25/18[a]	EUR	200	226,795
Banco Popolare SC
2.38%, 01/22/18[a]	EUR	700	779,985
2.75%, 07/27/20[a]	EUR	100	109,881
3.50%, 03/14/19[a]	EUR	1,000	1,143,748
3.75%, 01/28/16[a]	EUR	400	447,886
6.00%, 11/05/20[a]	EUR	600	713,712
6.38%, 05/31/21[a]	EUR	300	362,344
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 08/31/15)a	EUR	200	226,494
Buzzi Unicem SpA
5.13%, 12/09/16[a]	EUR	200	232,589
6.25%, 09/28/18[a]	EUR	350	438,175
Cerved Group SpA
6.38%, 01/15/20 (Call 01/15/16)[a]	EUR	300	346,371
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
7.50%, 08/01/21 (Call 08/01/17)[a]	EUR	250	269,307
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[a,b]	EUR	800	949,111
6.50%, 01/10/74 (Call 01/10/19)[a,b]	EUR	1,050	1,287,703

Security	Principal (000s)		Value

Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	550	$644,887
Finmeccanica SA
8.00%, 12/16/19	GBP	350	636,567
Finmeccanica SpA
4.50%, 01/19/21	EUR	600	723,928
Iccrea Banca SpA
1.88%, 11/25/19[a]	EUR	350	388,165
Intesa Sanpaolo SpA
2.86%, 04/23/25[a]	EUR	500	524,236
3.93%, 09/15/26[a]	EUR	850	966,451
5.00%, 09/23/19[a]	EUR	900	1,099,074
5.15%, 07/16/20	EUR	800	987,736
6.63%, 05/08/18[a]	EUR	200	243,907
6.63%, 09/13/23[a]	EUR	1,150	1,567,575
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	400	490,023
6.63%, 03/19/20[a,e]	EUR	650	842,968
IVS F SpA
7.13%, 04/01/20 (Call 04/01/16)[a]	EUR	200	232,571
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[a]	EUR	300	324,826
Mediobanca SpA
5.00%, 11/15/20	EUR	650	786,089
5.75%, 04/18/23	EUR	400	510,025
Piaggio & C SpA
4.63%, 04/30/21 (Call 04/30/17)[a]	EUR	200	229,256
Rhino Bondco SpA
7.25%, 11/15/20 (Call 11/01/16)[a]	EUR	200	238,095
Salini Costruttori SpA
6.13%, 08/01/18	EUR	300	362,795
Sisal Group SpA
7.25%, 09/30/17 (Call 08/10/15)[a]	EUR	200	222,075
Snai SpA
7.63%, 06/15/18 (Call 12/15/15)[a]	EUR	300	343,885
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[a]	EUR	365	427,668
Telecom Italia SpA
3.25%, 01/16/23[a]	EUR	800	903,237
4.00%, 01/21/20[a]	EUR	600	723,817
4.50%, 09/20/17[a]	EUR	400	473,334
4.50%, 01/25/21[a]	EUR	250	307,291
4.75%, 05/25/18[a]	EUR	500	603,009
4.88%, 09/25/20[a]	EUR	200	250,337
5.25%, 02/10/22[a]	EUR	600	770,279
5.38%, 01/29/19[a]	EUR	700	872,527
6.13%, 12/14/18	EUR	450	572,307
6.38%, 06/24/19	GBP	400	683,266
7.00%, 01/20/17[a]	EUR	400	481,240
8.25%, 03/21/16	EUR	150	173,417
UniCredit SpA
5.75%, 09/26/17	EUR	700	840,664
5.75%, 10/28/25 (Call 10/28/20)[a,b]	EUR	900	1,091,913
6.13%, 04/19/21	EUR	600	751,011
6.70%, 06/05/18	EUR	650	798,945
6.95%, 10/31/22[a]	EUR	1,250	1,646,752
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[a]	EUR	850	891,387
4.38%, 03/05/21[a]	EUR	240	288,114
Veneto Banca SCPA
4.00%, 01/20/17[a]	EUR	450	502,569
4.00%, 05/20/19[a]	EUR	300	335,789
4.25%, 01/18/16[a]	EUR	100	111,026

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[a]	EUR	2,000	$2,262,292
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	1,400	1,647,332

			43,599,981
JAPAN — 1.12%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[a]	EUR	400	457,629
4.63%, 04/15/20[a]	EUR	550	654,002
4.75%, 07/30/25 (Call 04/30/25)[a]	EUR	1,000	1,118,661
5.25%, 07/30/27 (Call 04/30/27)[a]	EUR	400	443,598

			2,673,890
LUXEMBOURG — 5.92%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[a]	EUR	400	453,946
6.50%, 01/15/22 (Call 12/15/16)[a]	EUR	250	297,067
Altice Finco SA
9.00%, 06/15/23 (Call 06/15/18)[a]	EUR	200	254,116
Altice SA
6.25%, 02/15/25 (Call 02/15/20)[a]	EUR	650	693,017
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	1,650	1,864,021
ArcelorMittal
2.88%, 07/06/20[a]	EUR	400	436,858
3.00%, 03/25/19[a]	EUR	900	996,833
3.00%, 04/09/21[a]	EUR	200	214,783
3.13%, 01/14/22[a]	EUR	700	744,393
5.75%, 03/29/18[a]	EUR	400	480,610
5.88%, 11/17/17[a]	EUR	750	898,442
Befesa Zinc SAU Via Zinc Capital SA
8.88%, 05/15/18 (Call 08/31/15)[a]	EUR	300	345,789
ConvaTec Healthcare E SA
10.88%, 12/15/18 (Call 08/31/15)[a]	EUR	250	291,404
Garfunkelux Holdco 3 SA
7.50%, 08/01/22 (Call 08/01/18)[a]	EUR	150	166,142
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[a]	EUR	350	400,232
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 08/31/15)[a]	EUR	200	205,502
INEOS Group Holdings SA
5.75%, 02/15/19 (Call 02/15/16)[a]	EUR	550	624,378
6.50%, 08/15/18 (Call 08/31/15)[a]	EUR	350	399,265
Magnolia BC SA
9.00%, 08/01/20 (Call 08/01/16)[a]	EUR	300	354,657
Matterhorn Telecom Holding SA
4.88%, 05/01/23 (Call 05/01/18)[a]	EUR	200	207,159
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[a]	EUR	750	776,848
Picard Bondco SA
7.75%, 02/01/20 (Call 08/01/16)[a]	EUR	350	416,667
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[a]	EUR	550	639,570
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[a]	EUR	300	348,446
Telenet Finance Luxembourg SCA
6.38%, 11/15/20 (Call 08/21/15)[a]	EUR	500	577,022
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	350	418,117
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	200	242,272

Security	Principal (000s)		Value

Unilabs Subholding AB
8.50%, 07/15/18 (Call 08/10/15)[a]	EUR	350	$402,165

			14,149,721
NETHERLANDS — 2.67%
Atradius Finance BV
5.25%, 09/23/44 (Call 09/23/24)[a,b]	EUR	250	257,568
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 08/31/15)[a]	EUR	300	350,203
Constellium NV
4.63%, 05/15/21 (Call 05/15/17)[a]	EUR	250	251,353
Hema Bondco I BV
6.25%, 06/15/19 (Call 06/15/16)[a]	EUR	300	225,389
InterXion Holding NV
6.00%, 07/15/20 (Call 07/15/16)[a]	EUR	450	529,499
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[a]	EUR	600	732,516
Nyrstar Netherlands Holdings BV
8.50%, 09/15/19[a]	EUR	250	278,975
OI European Group BV
4.88%, 03/31/21[a]	EUR	200	236,438
6.75%, 09/15/20[a]	EUR	500	640,813
SNS BANK NV
6.25%, 10/26/20	EUR	50	—
Stork Technical Services Holdings BV
11.00%, 08/15/17 (Call 08/31/15)[a]	EUR	200	215,446
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	500	598,691
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	400	483,924
UPCB Finance IV Ltd.
4.00%, 01/15/27 (Call 01/15/21)[a]	EUR	500	519,280
Ziggo Bond Finance BV
4.63%, 01/15/25 (Call 01/15/20)[a]	EUR	300	325,655
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[a]	EUR	700	748,260

			6,394,010
NORWAY — 0.43%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[a]	EUR	500	592,476
Lock Lower Holding AS
9.50%, 08/15/22 (Call 08/15/18)[a]	EUR	200	237,543
Norske Skog AS
11.75%, 12/15/19 (Call 02/15/17)[a]	EUR	200	205,502

			1,035,521
PORTUGAL — 1.13%
Banco Comercial Portugues SA
3.38%, 02/27/17[a]	EUR	400	446,492
Novo Banco SA
2.63%, 05/08/17[a]	EUR	600	654,624
4.00%, 01/21/19[a]	EUR	700	787,935
4.75%, 01/15/18[a]	EUR	400	455,198
Portucel SA
5.38%, 05/15/20 (Call 05/15/16)[a]	EUR	300	351,376

			2,695,625

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

SOUTH AFRICA — 0.10%
Sappi Papier Holding GmbH
3.38%, 04/01/22 (Call 04/01/18)[a]	EUR	225	$237,405

			237,405
SPAIN — 5.71%
Abengoa Finance SAU
6.00%, 03/31/21[a]	EUR	500	425,367
7.00%, 04/15/20[a]	EUR	200	167,937
8.88%, 02/05/18[a]	EUR	450	464,866
Abengoa Greenfield SA
5.50%, 10/01/19[a]	EUR	250	208,540
Aldesa Financial Services SA
7.25%, 04/01/21 (Call 04/01/17)[a]	EUR	150	152,469
Almirall SA
4.63%, 04/01/21 (Call 04/01/17)[a]	EUR	300	344,196
Banco de Sabadell SA
2.50%, 12/05/16	EUR	600	678,356
6.25%, 04/26/20	EUR	350	439,946
Bankia SA
3.50%, 01/17/19[a]	EUR	900	1,050,520
4.00%, 05/22/24 (Call 05/22/19)[a,b]	EUR	800	877,251
4.38%, 02/14/17	EUR	400	464,651
Bankinter SA
6.38%, 09/11/19	EUR	250	316,229
BPE Financiaciones SA
2.00%, 02/03/20[a]	EUR	600	665,679
2.50%, 02/01/17	EUR	500	563,323
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[a,b]	EUR	600	709,314
Campofrio Food Group SA
3.38%, 03/15/22 (Call 03/15/18)[a]	EUR	400	443,620
Cellnex Telecom SAU
3.13%, 07/27/22[a]	EUR	500	551,044
Cirsa Funding Luxembourg SA
5.88%, 05/15/23 (Call 05/15/18)[a]	EUR	400	418,738
8.75%, 05/15/18 (Call 08/31/15)[a]	EUR	212	240,293
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[a]	EUR	350	406,999
Grupo Antolin Dutch BV
4.75%, 04/01/21 (Call 04/01/17)[a]	EUR	350	396,365
5.13%, 06/30/22 (Call 06/30/18)[a]	EUR	300	341,399
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a]	EUR	700	510,441
Mapfre SA
5.92%, 07/24/37 (Call 07/24/17)[b]	EUR	650	760,380
NH Hotel Group SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	150	182,300
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	350	354,795
5.50%, 03/15/23 (Call 03/15/18)[a]	EUR	200	202,740
7.63%, 03/15/20 (Call 03/15/16)[a]	EUR	250	278,975
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	200	229,809
Repsol International Finance BV
4.50%, 03/25/75 (Call 03/25/25)[a,b]	EUR	800	818,694

			13,665,236

Security	Principal (000s)		Value

SWEDEN — 1.52%
Auris Luxembourg II SA
8.00%, 01/15/23 (Call 01/15/18)[a]	EUR	200	$239,753
Ovako AB
6.50%, 06/01/19 (Call 06/01/16)[a]	EUR	250	268,617
Perstorp Holding AB
9.00%, 05/15/17 (Call 08/31/15)[a]	EUR	200	227,599
SSAB AB
3.88%, 04/10/19[a]	EUR	350	385,060
Stena AB
6.13%, 02/01/17[a]	EUR	300	346,039
Verisure Holding AB
8.75%, 09/01/18 (Call 08/31/15)[a]	EUR	350	405,549
8.75%, 12/01/18 (Call 08/31/15)[a]	EUR	300	349,685
Volvo Treasury AB
4.20%, 06/10/75 (Call 06/10/20)[a,b]	EUR	750	845,211
4.85%, 03/10/78 (Call 03/10/23)[a,b]	EUR	500	564,855

			3,632,368
SWITZERLAND — 0.88%
Clariant Finance Luxembourg SA
5.63%, 01/24/17	EUR	400	474,006
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[a]	EUR	450	517,816
4.50%, 08/01/23 (Call 08/01/18)[a]	EUR	550	629,726
Gategroup Finance Luxembourg SA
6.75%, 03/01/19 (Call 08/31/15)[a]	EUR	143	165,333
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[a]	EUR	300	319,440

			2,106,321
UNITED KINGDOM — 19.00%
AA Bond Co. Ltd.
5.50%, 07/31/43 (Call 07/31/18)[a]	GBP	600	929,278
Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[a]	EUR	200	209,922
Alliance Automotive Finance PLC
6.25%, 12/01/21 (Call 11/19/17)[a]	EUR	200	233,123
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[a]	GBP	500	856,325
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 09/01/15)[c]	GBP	100	159,561
9.25%, 07/15/18 (Call 09/01/15)[a]	GBP	200	319,122
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[a]	EUR	250	255,497
5.25%, 07/15/19 (Call 07/15/16)[a]	GBP	150	224,127
5.50%, 07/15/21 (Call 07/15/17)[a]	GBP	300	428,357
Brakes Capital
7.13%, 12/15/18 (Call 12/15/15)[c]	GBP	100	162,682
7.13%, 12/15/18 (Call 12/15/15)[a]	GBP	300	488,047
British Airways PLC
8.75%, 08/23/16	GBP	250	415,483
Cabot Financial Luxembourg SA
10.38%, 10/01/19 (Call 10/01/15)[a]	GBP	150	254,557
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	800	888,476
2.88%, 09/27/21[a]	EUR	550	605,389
6.25%, 03/09/18[a]	EUR	1,100	1,338,570
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	350	537,983

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

CPUK Finance Ltd.
7.00%, 02/28/42 (Call 08/28/17)[a]	GBP	100	$159,449
Darty Financement SAS
5.88%, 03/01/21 (Call 03/01/17)[a]	EUR	200	232,505
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[a]	EUR	344	393,371
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 09/01/15)[a]	EUR	300	323,169
Elli Finance UK PLC
8.75%, 06/15/19 (Call 09/01/15)[c]	GBP	200	305,078
8.75%, 06/15/19 (Call 08/31/15)[a]	GBP	100	152,539
Equiniti Newco 2 PLC
7.13%, 12/15/18 (Call 08/31/15)[a]	GBP	200	317,562
Fiat Chrysler Finance Europe
4.75%, 03/22/21[a]	EUR	650	764,431
4.75%, 07/15/22[a]	EUR	1,000	1,175,461
6.38%, 04/01/16[a]	EUR	400	456,461
6.63%, 03/15/18[a]	EUR	800	973,815
6.75%, 10/14/19[a]	EUR	900	1,143,087
7.00%, 03/23/17[a]	EUR	700	830,512
7.38%, 07/09/18	EUR	300	374,544
7.75%, 10/17/16[a]	EUR	600	708,846
Findus Bondco SA
9.13%, 07/01/18 (Call 08/10/15)[a]	EUR	200	231,753
Gala Electric Casinos PLC
11.50%, 06/01/19 (Call 09/01/15)[a]	GBP	200	333,947
Gala Group Finance PLC
8.88%, 09/01/18 (Call 09/01/15)[a]	GBP	180	295,637
8.88%, 09/01/18 (Call 09/01/15)[c]	GBP	90	147,818
Hastings Insurance Group Finance PLC
8.00%, 10/21/20 (Call 10/30/16)[a]	GBP	100	165,413
8.00%, 10/21/20 (Call 10/30/16)[c]	GBP	100	165,413
House of Fraser Funding PLC
8.88%, 08/15/18 (Call 08/26/15)[a]	GBP	200	326,145
Iceland Bondco PLC
6.25%, 07/15/21 (Call 07/15/17)[a]	GBP	350	471,076
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[a]	EUR	600	647,995
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[c]	GBP	200	321,463
International Personal Finance PLC
5.75%, 04/07/21[a]	EUR	375	391,531
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[a]	GBP	300	485,706
Jaguar Land Rover Automotive PLC
3.88%, 03/01/23[a]	GBP	400	580,506
5.00%, 02/15/22[a]	GBP	300	470,491
Jerrold Finco PLC
9.75%, 09/15/18 (Call 09/15/16)[a]	GBP	250	429,138
Kerling PLC
10.63%, 02/01/17 (Call 09/01/15)[a]	EUR	600	685,283
Keystone Financing PLC
9.50%, 10/15/19 (Call 10/15/16)[a]	GBP	200	330,826
Lowell Group Financing PLC
10.75%, 04/01/19 (Call 08/10/15)[a]	GBP	200	337,068
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[c]	GBP	200	302,737
6.88%, 06/01/19 (Call 05/30/16)[a]	GBP	100	151,369
Merlin Entertainments PLC
2.75%, 03/15/22 (Call 12/15/21)[a]	EUR	400	420,064
Moy Park Bondco PLC
6.25%, 05/29/21 (Call 05/29/17)[a]	GBP	250	402,804

Security	Principal (000s)		Value

Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/10/15)[a]	GBP	200	$322,243
9.00%, 08/01/18 (Call 08/10/15)[c]	GBP	100	161,122
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[a]	GBP	450	725,048
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[c]	GBP	150	219,445
6.50%, 03/15/21 (Call 03/15/17)[a]	GBP	100	146,297
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 09/01/15)[c]	GBP	199	320,189
R&R Ice Cream PLC
5.50%, 05/15/20 (Call 05/15/16)[a]	GBP	250	400,385
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a,b]	EUR	700	787,935
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[a,b]	EUR	900	1,027,567
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17	EUR	650	747,333
4.63%, 09/22/21 (Call 09/22/16)[b]	EUR	800	905,977
6.93%, 04/09/18	EUR	1,450	1,810,992
Silk Bidco AS
7.50%, 02/01/22 (Call 02/01/18)[a]	EUR	400	461,872
Stonegate Pub Co. Financing PLC
5.75%, 04/15/19 (Call 04/15/16)[c]	GBP	100	158,391
5.75%, 04/15/19 (Call 04/15/16)[a]	GBP	100	158,391
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[a]	EUR	1,000	1,077,549
2.13%, 11/12/20 (Call 09/01/20)[a]	EUR	400	438,321
2.50%, 07/01/24[a]	EUR	650	684,637
Tesco PLC
3.38%, 11/02/18[a]	EUR	700	813,282
6.13%, 02/24/22	GBP	750	1,267,850
Thomas Cook Finance PLC
6.75%, 06/15/21 (Call 01/15/18)[a]	EUR	400	464,037
7.75%, 06/15/20 (Call 06/15/16)[a]	EUR	400	472,876
Thomas Cook Group PLC
7.75%, 06/22/17	GBP	250	413,533
Towergate Finance PLC
0.00%, 02/15/19	GBP	100	3,121
Travis Perkins PLC
4.38%, 09/15/21[a]	GBP	200	317,562
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[a]	EUR	350	382,831
6.38%, 10/15/24 (Call 10/15/19)[a]	GBP	300	486,060
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	166,193
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)[a]	GBP	300	452,935
5.13%, 01/15/25 (Call 01/15/20)[a]	GBP	400	621,079
5.50%, 01/15/21	GBP	500	829,016
5.50%, 01/15/25 (Call 01/15/19)[a]	GBP	405	644,643
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	720	1,176,930
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	300	488,047
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[a]	EUR	450	499,669
Vougeot Bidco PLC
7.88%, 07/15/20 (Call 07/15/16)[a]	GBP	200	330,826
William Hill PLC
7.13%, 11/11/16	GBP	200	330,826

			45,426,522
UNITED STATES — 5.04%
Avis Budget Finance PLC
6.00%, 03/01/21 (Call 03/01/16)[a]	EUR	400	464,037

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ex USD HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 02/01/16)[a]	EUR	200	$232,019
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	400	450,779
Brookfield Office Properties Inc.
4.00%, 04/16/18	CAD	100	78,500
4.30%, 01/17/17	CAD	100	78,404
Celanese U.S. Holdings LLC
3.25%, 10/15/19	EUR	200	226,494
Chemours Co. (The)
6.13%, 05/15/23 (Call 05/15/18)[a]	EUR	300	299,967
Chesapeake Energy Corp.
6.25%, 01/15/17	EUR	300	333,290
Crown European Holdings SA
3.38%, 05/15/25 (Call 11/15/24)[a]	EUR	475	488,068
4.00%, 07/15/22 (Call 04/15/22)[a]	EUR	500	573,141
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[a]	EUR	400	432,058
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 08/31/15)[a]	EUR	200	229,804
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	350	388,631
Huntsman International LLC
4.25%, 04/01/25 (Call 01/01/25)[a]	EUR	200	204,397
5.13%, 04/15/21	EUR	400	458,557
IMS Health Inc.
4.13%, 04/01/23 (Call 04/01/18)[a]	EUR	250	269,307
Infor U.S. Inc.
5.75%, 05/15/22 (Call 05/15/18)[a]	EUR	200	220,970
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[a]	EUR	500	553,806
4.75%, 03/05/20[a]	EUR	400	456,920
4.75%, 02/15/23 (Call 08/15/22)[a]	EUR	750	804,773
6.63%, 02/02/18[a]	EUR	400	489,085
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	250	198,893
Iron Mountain Inc.
6.75%, 10/15/18 (Call 08/14/15)	EUR	100	110,485
Jarden Corp.
3.75%, 10/01/21[a]	EUR	200	227,334
Kloeckner Pentaplast of America Inc.
7.13%, 11/01/20 (Call 05/01/17)[a]	EUR	250	281,046
PSPC Escrow Corp.
6.00%, 02/01/23 (Call 02/01/18)[a]	EUR	300	336,427
Sealed Air Corp.
4.50%, 09/15/23 (Call 06/15/23)[a]	EUR	300	345,542
TA MFG. Ltd.
3.63%, 04/15/23 (Call 04/15/18)[a]	EUR	300	321,512
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
6.38%, 05/01/22 (Call 01/05/18)[a]	EUR	300	333,941
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[a]	EUR	1,300	1,411,170
VWR Funding Inc.
4.63%, 04/15/22 (Call 04/15/18)[a]	EUR	300	319,854
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[a]	EUR	400	438,626

			12,057,837

TOTAL CORPORATE BONDS & NOTES
(Cost: $260,010,163)			233,739,444

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[f,g]	15	$14,901

		14,901

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,901)		14,901

TOTAL INVESTMENTS IN SECURITIES — 97.77%
(Cost: $260,025,064)		233,754,345
Other Assets, Less Liabilities — 2.23%		5,339,617

NET ASSETS — 100.00%		$239,093,962

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Issuer is in default of interest payments.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

22

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 96.90%

AUSTRALIA — 0.42%
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	USD	100	$57,250
8.25%, 11/01/19 (Call 11/01/15)[a,b]	USD	100	73,000
9.75%, 03/01/22 (Call 03/01/18)[a,b]	USD	175	160,562
Origin Energy Finance Ltd.
4.00%, 09/16/74 (Call 09/16/19)[c,d]	EUR	100	102,337

			393,149

AUSTRIA — 0.10%
Raiffeisen Bank International AG
4.50%, 02/21/25 (Call 02/21/20)[c,d]	EUR	100	90,321

			90,321

BELGIUM — 0.14%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	131,223

			131,223

CANADA — 2.83%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a]	USD	100	100,375
6.00%, 04/01/22 (Call 10/01/17)[a,b]	USD	175	180,687
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[a]	USD	50	53,000
7.63%, 10/01/19 (Call 10/01/16)[a]	CAD	50	41,220
7.75%, 04/15/21[a]	USD	25	26,875
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 08/31/15)[e]	CAD	6	507
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 08/31/15)[c]	CAD	50	32,861
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	39,394
Bombardier Inc.
4.75%, 04/15/19[a]	USD	100	90,250
5.75%, 03/15/22[a]	USD	50	40,625
6.00%, 10/15/22 (Call 04/15/17)[a,b]	USD	75	61,031
6.13%, 05/15/21[c]	EUR	100	108,143
6.13%, 01/15/23[a]	USD	100	81,750
7.50%, 03/15/25 (Call 03/15/20)[a,b]	USD	150	124,125
7.75%, 03/15/20[a]	USD	50	46,188
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a]	USD	100	100,500
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	USD	25	24,563
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	50	37,857
Cascades Inc.
5.50%, 07/15/21 (Call 07/15/17)[a]	CAD	25	18,784
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	19	11,830
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[b]	USD	90	57,600

Security	Principal (000s)		Value

Corus Entertainment Inc.
4.25%, 02/11/20[c]	CAD	50	$36,704
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[a]	USD	100	104,375
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[a]	CAD	25	18,928
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	40,163
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	USD	100	68,000
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a]	USD	75	76,125
7.88%, 11/01/22 (Call 11/01/18)[a]	USD	25	25,438
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[a]	CAD	50	37,809
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	100	90,000
6.50%, 03/15/21 (Call 08/31/15)[a]	USD	50	46,125
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	75	68,813
Newalta Corp.
Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	22	17,545
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a]	USD	50	49,250
NRL Energy Investments Ltd.
8.25%, 04/13/18 (Call 08/31/15)	CAD	25	13,884
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	50	39,298
Parkland Fuel Corp.
6.00%, 11/21/22 (Call 11/21/17)	CAD	25	19,553
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/31/15)[a]	CAD	21	16,720
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	97,250
Quebecor Media Inc.
5.75%, 01/15/23	USD	50	51,250
6.63%, 01/15/23[a]	CAD	50	40,499
7.38%, 01/15/21 (Call 01/15/16)	CAD	50	40,403
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	50	38,626
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a]	USD	25	24,244
Superior Plus LP
6.50%, 12/09/21 (Call 12/09/17)	CAD	25	19,841
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	USD	50	43,500
9.00%, 11/15/18 (Call 11/15/15)[a]	CAD	25	16,046
Videotron Ltd.
5.00%, 07/15/22	USD	100	100,000
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	50,250
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	19,819
Yellow Pages Digital & Media Solutions Ltd.
9.25%, 11/30/18 (Call 08/31/15)[a]	CAD	42	34,074

			2,622,697

DENMARK — 0.12%
TDC A/S
3.50%, 02/26/49 (Call 02/26/21)[c,d]	EUR	100	107,590

			107,590

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

FINLAND — 0.35%
Nokia OYJ
5.38%, 05/15/19	USD	75	$79,688
6.75%, 02/04/19[c]	EUR	100	128,715
Stora Enso OYJ
5.00%, 03/19/18[c]	EUR	100	119,693

			328,096

FRANCE — 4.01%
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[a]	USD	200	215,000
Areva SA
3.25%, 09/04/20[c]	EUR	100	109,620
3.50%, 03/22/21	EUR	100	109,808
4.63%, 10/05/17	EUR	100	114,944
4.88%, 09/23/24	EUR	100	115,134
CGG SA
5.88%, 05/15/20 (Call 05/15/17)[c]	EUR	100	90,653
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[c]	EUR	100	114,905
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,d]	USD	100	103,750
8.38%, 10/29/49 (Call 10/13/19)[a,d]	USD	100	115,250
Faurecia
9.38%, 12/15/16[c]	EUR	100	122,362
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	50	63,595
Holding Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[c]	EUR	100	117,943
Labco SA
8.50%, 01/15/18 (Call 08/12/15)[c]	EUR	100	114,905
Lafarge SA
4.75%, 09/30/20[c]	EUR	100	129,046
6.63%, 11/29/18[c]	EUR	100	126,063
6.75%, 12/16/19[c]	EUR	100	130,704
Loxam SAS
4.88%, 07/23/21 (Call 07/23/17)[c]	EUR	100	113,523
Nexans SA
5.75%, 05/02/17	EUR	50	58,419
Novalis SAS
3.00%, 04/30/22 (Call 04/30/18)[c]	EUR	100	105,789
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a]	USD	200	203,000
5.38%, 05/15/22 (Call 05/15/17)[c]	EUR	100	115,319
5.63%, 05/15/24 (Call 05/15/19)[c]	EUR	100	114,076
6.00%, 05/15/22 (Call 05/15/17)[a]	USD	200	203,750
6.25%, 05/15/24 (Call 05/15/19)[a]	USD	200	203,500
Peugeot SA
6.50%, 01/18/19[c]	EUR	100	126,819
7.38%, 03/06/18[c]	EUR	100	126,415
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[c]	EUR	100	116,838
SGD Group SAS
5.63%, 05/15/19 (Call 10/15/15)[c]	EUR	100	114,352
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,d]	USD	100	102,500
THOM Europe SAS
7.38%, 07/15/19 (Call 07/15/16)[c]	EUR	100	117,390

			3,715,372

Security	Principal (000s)		Value

GERMANY — 4.64%
Bayerische Landbank
5.75%, 10/23/17[c]	EUR	100	$118,845
Commerzbank AG
7.75%, 03/16/21	EUR	200	271,426
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[c]	EUR	100	119,048
FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	50	62,435
Fresenius Finance BV
4.00%, 02/01/24[c]	EUR	100	123,630
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	USD	50	51,062
4.75%, 10/15/24 (Call 07/17/24)[a]	USD	50	50,000
5.63%, 07/31/19[a]	USD	100	109,375
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a]	USD	100	108,500
Hapag-Lloyd AG
7.75%, 10/01/18 (Call 10/01/15)[c]	EUR	100	113,800
HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	150	175,522
7.50%, 04/03/20[c]	EUR	100	137,001
8.50%, 10/31/19[c]	EUR	100	139,499
Hornbach Baumarkt AG
3.88%, 02/15/20[c]	EUR	50	59,742
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[c]	EUR	100	116,424
Kirk Beauty Zero GmbH
6.25%, 07/15/22 (Call 07/15/18)[c]	EUR	100	115,125
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	63,529
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	113,137
Schaeffler Finance BV
3.25%, 05/15/19 (Call 05/15/16)[c]	EUR	100	111,590
3.25%, 05/15/25 (Call 05/15/20)[c]	EUR	100	105,513
4.75%, 05/15/21 (Call 05/15/16)[a]	USD	200	201,000
Techem GmbH
6.13%, 10/01/19 (Call 10/01/15)[c]	EUR	100	116,009
ThyssenKrupp AG
1.75%, 11/25/20 (Call 08/25/20)[c]	EUR	75	80,697
2.50%, 02/25/25[c]	EUR	100	104,611
4.00%, 08/27/18	EUR	175	206,157
4.38%, 02/28/17	EUR	100	115,893
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[c]	EUR	100	116,838
Unitymedia GmbH
3.75%, 01/15/27 (Call 01/15/21)[c]	EUR	100	104,685
6.13%, 01/15/25 (Call 01/15/20)[a]	USD	200	206,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 01/15/25 (Call 01/15/20)[c]	EUR	100	112,838
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	90	106,397
ZF North America Capital Inc.
2.75%, 04/27/23[c]	EUR	200	210,474
4.50%, 04/29/22[a]	USD	200	197,000
4.75%, 04/29/25[a]	USD	150	146,250

			4,290,552

GREECE — 0.40%
ERB Hellas PLC
4.25%, 06/26/18[c]	EUR	100	45,852

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[c]	EUR	100	$113,247
OTE PLC
3.50%, 07/09/20[c]	EUR	100	96,122
Piraeus Group Finance PLC
5.00%, 03/27/17[c]	EUR	100	44,194
PPC Finance PLC
5.50%, 05/01/19 (Call 05/01/16)[c]	EUR	100	75,682

			375,097

INDIA — 0.12%
Samvardhana Motherson Automotive Systems Group BV
4.13%, 07/15/21 (Call 07/15/17)[c]	EUR	100	111,590

			111,590

IRELAND — 0.72%
Allied Irish Banks PLC
2.75%, 04/16/19[c]	EUR	100	115,634
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 01/15/22 (Call 06/30/17)[c]	EUR	100	111,590
6.25%, 01/31/19 (Call 01/31/16)[a,b]	USD	200	205,000
Bank of Ireland
4.25%, 06/11/24 (Call 06/11/19)[c,d]	EUR	100	113,385
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	119,738

			665,347

ITALY — 5.62%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	116,562
Autostrada Brescia Verona Vicenza Padova SpA
2.38%, 03/20/20[c]	EUR	100	111,292
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	113,016
5.00%, 04/21/20[c]	EUR	100	112,761
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	127,041
Banca Popolare di Vicenza
2.75%, 03/20/20[c]	EUR	100	105,508
Banco Popolare SC
2.38%, 01/22/18[c]	EUR	100	111,427
2.75%, 07/27/20[c]	EUR	100	109,881
3.50%, 03/14/19[c]	EUR	100	114,375
6.00%, 11/05/20[c]	EUR	50	59,476
Buzzi Unicem SpA
5.13%, 12/09/16[c]	EUR	50	58,147
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[c,d]	EUR	100	118,639
6.50%, 01/10/74 (Call 01/10/19)[c,d]	EUR	100	122,638
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	100	117,252
Finmeccanica SpA
4.50%, 01/19/21	EUR	100	120,655
Intesa Sanpaolo SpA
3.93%, 09/15/26[c]	EUR	100	113,700
5.00%, 09/23/19[c]	EUR	100	122,119
6.63%, 09/13/23[c]	EUR	250	340,777
Italcementi Finance SA
6.63%, 03/19/20[c,f]	EUR	100	129,687

Security	Principal (000s)		Value

Mediobanca SpA
5.75%, 04/18/23	EUR	100	$127,506
TeamSystem Holding SpA
7.38%, 05/15/20 (Call 05/15/16)[c]	EUR	100	117,169
Telecom Italia Capital SA
7.00%, 06/04/18	USD	100	110,000
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	120,636
4.50%, 01/25/21[c]	EUR	100	122,916
4.75%, 05/25/18[c]	EUR	100	120,602
5.30%, 05/30/24[a]	USD	200	201,000
5.38%, 01/29/19[c]	EUR	100	124,647
6.13%, 12/14/18	EUR	100	127,179
6.38%, 06/24/19	GBP	50	85,408
7.00%, 01/20/17[c]	EUR	100	120,310
UniCredit SpA
5.75%, 10/28/25 (Call 10/28/20)[c,d]	EUR	100	121,324
6.70%, 06/05/18	EUR	50	61,457
6.95%, 10/31/22[c]	EUR	200	263,480
Unipol Gruppo Finanziario SpA
3.00%, 03/18/25[c]	EUR	115	120,600
Veneto Banca SCPA
4.00%, 01/20/17[c]	EUR	100	111,682
Wind Acquisition Finance SA
4.00%, 07/15/20 (Call 07/15/16)[c]	EUR	250	282,787
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	100	117,667
7.38%, 04/23/21 (Call 04/23/17)[c]	USD	400	422,000

			5,203,323

JAPAN — 0.59%
SoftBank Group Corp.
4.00%, 07/30/22 (Call 04/30/22)[c]	EUR	100	114,407
4.50%, 04/15/20[a]	USD	200	200,000
4.63%, 04/15/20[c]	EUR	100	118,910
4.75%, 07/30/25 (Call 04/30/25)[c]	EUR	100	111,866

			545,183

LUXEMBOURG — 4.19%
Altice Financing SA
5.25%, 02/15/23 (Call 02/15/18)[c]	EUR	100	113,487
6.50%, 01/15/22 (Call 12/15/16)[a]	USD	200	207,000
6.63%, 02/15/23 (Call 02/15/18)[a]	USD	200	206,500
Altice SA
6.25%, 02/15/25 (Call 02/15/20)[c]	EUR	100	106,618
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	100	112,971
7.63%, 02/15/25 (Call 02/15/20)[a]	USD	200	196,250
7.75%, 05/15/22 (Call 05/15/17)[a]	USD	225	226,125
ArcelorMittal
2.88%, 07/06/20[c]	EUR	100	109,214
3.13%, 01/14/22[c]	EUR	100	106,342
5.13%, 06/01/20[b]	USD	50	49,750
5.25%, 02/25/17	USD	150	154,875
5.88%, 11/17/17[c]	EUR	100	119,792
6.00%, 08/05/20	USD	100	100,250
6.13%, 06/01/18	USD	100	105,875
6.13%, 06/01/25[b]	USD	50	47,625
6.25%, 03/01/21[b]	USD	100	100,000
7.00%, 02/25/22	USD	100	103,000
10.60%, 06/01/19	USD	100	118,750
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[c]	EUR	100	114,352

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

INEOS Group Holdings SA
6.50%, 08/15/18 (Call 08/31/15)[c]	EUR	100	$114,076
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	USD	145	130,862
6.63%, 12/15/22 (Call 12/15/17)[b]	USD	100	90,500
7.25%, 04/01/19 (Call 08/31/15)	USD	100	99,250
7.25%, 10/15/20 (Call 10/15/15)	USD	150	149,250
7.50%, 04/01/21 (Call 04/01/16)[b]	USD	100	99,750
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[b]	USD	50	46,625
7.75%, 06/01/21 (Call 06/01/17)	USD	150	119,813
8.13%, 06/01/23 (Call 06/01/18)[b]	USD	100	79,500
Matterhorn Telecom SA
3.88%, 05/01/22 (Call 05/01/18)[c]	EUR	100	103,580
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[a,b]	USD	200	208,000
SIG Combibloc Holdings SCA
7.75%, 02/15/23 (Call 02/15/18)[c]	EUR	100	116,285
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[c]	EUR	100	119,462

			3,875,729

NETHERLANDS — 1.52%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	USD	150	150,345
4.25%, 07/01/20	USD	150	152,055
4.50%, 05/15/21	USD	150	152,250
LGE HoldCo VI BV
7.13%, 05/15/24 (Call 05/15/19)[c]	EUR	100	122,086
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a,b]	USD	200	202,500
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	128,163
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	24,625
5.00%, 10/01/25[a]	USD	50	49,000
5.63%, 11/01/24[a]	USD	50	51,500
UPC Holding BV
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	120,981
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	USD	135	145,125
Ziggo Secured Finance BV
3.75%, 01/15/25 (Call 01/15/20)[c]	EUR	100	106,894

			1,405,524

NEW ZEALAND — 0.87%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[a]	USD	25	24,969
6.00%, 06/15/17 (Call 06/15/16)[a]	USD	50	49,938
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	USD	250	259,062
6.88%, 02/15/21 (Call 02/15/16)	USD	100	104,375
7.88%, 08/15/19 (Call 08/31/15)	USD	100	104,125
8.25%, 02/15/21 (Call 02/15/16)	USD	100	103,500
9.88%, 08/15/19 (Call 08/31/15)	USD	150	157,875

			803,844

Security	Principal (000s)		Value

NORWAY — 0.13%
Lock AS
7.00%, 08/15/21 (Call 08/15/17)[c]	EUR	100	$118,495

			118,495

PORTUGAL — 0.24%
Novo Banco SA
2.63%, 05/08/17[c]	EUR	100	109,104
5.88%, 11/09/15[c]	EUR	100	111,037

			220,141

SOUTH KOREA — 0.04%
Harvest Operations Corp.
6.88%, 10/01/17	USD	40	36,699

			36,699

SPAIN — 1.55%
Abengoa Finance SAU
8.88%, 11/01/17[a,b]	USD	150	143,250
Abengoa Greenfield SA
5.50%, 10/01/19[c]	EUR	100	83,416
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	62,849
Bankia SA
4.00%, 05/22/24 (Call 05/22/19)[c,d]	EUR	100	109,656
4.38%, 02/14/17	EUR	100	116,163
Bankinter SA
6.38%, 09/11/19	EUR	50	63,246
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[d]	USD	50	51,250
BPE Financiaciones SA
2.88%, 05/19/16	EUR	100	112,210
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[c,d]	EUR	100	118,219
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[c]	EUR	100	116,285
Grupo Antolin Dutch BV
5.13%, 06/30/22 (Call 06/30/18)[c]	EUR	100	113,800
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[c]	EUR	100	72,920
Mapfre SA
5.92%, 07/24/37 (Call 07/24/17)[d]	EUR	50	58,491
Obrascon Huarte Lain SA
7.63%, 03/15/20 (Call 03/15/16)[c]	EUR	100	111,590
Repsol International Finance BV
4.50%, 03/25/75 (Call 03/25/25)[c,d]	EUR	100	102,337

			1,435,682

SWEDEN — 0.25%
Verisure Holding AB
8.75%, 09/01/18 (Call 08/31/15)[c]	EUR	100	115,871
Volvo Treasury AB
4.20%, 06/10/75 (Call 06/10/20)[c,d]	EUR	100	112,695

			228,566

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

SWITZERLAND — 0.24%
Dufry Finance SCA
4.50%, 07/15/22 (Call 07/15/17)[c]	EUR	100	$115,070
Selecta Group BV
6.50%, 06/15/20 (Call 12/15/16)[c]	EUR	100	106,480

			221,550

UNITED KINGDOM — 7.53%
AA Bond Co. Ltd.
5.50%, 07/31/43 (Call 07/31/18)[c]	GBP	100	154,880
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	USD	200	187,000
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[c]	GBP	100	171,265
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a]	USD	200	200,500
Boparan Finance PLC
4.38%, 07/15/21 (Call 07/15/17)[c]	EUR	100	102,199
Brakes Capital
7.13%, 12/15/18 (Call 12/15/15)[c]	GBP	100	162,682
Case New Holland Industrial Inc.
7.88%, 12/01/17[b]	USD	100	110,250
CNH Industrial Finance Europe SA
2.75%, 03/18/19[c]	EUR	100	111,059
2.88%, 09/27/21[c]	EUR	100	110,071
Co-Operative Bank PLC/United Kingdom
5.13%, 09/20/17	GBP	50	76,855
EC Finance PLC
5.13%, 07/15/21 (Call 01/15/17)[c]	EUR	100	114,352
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 09/01/15)[c]	EUR	100	107,723
Fiat Chrysler Automobile NV
5.25%, 04/15/23[b]	USD	200	201,000
Fiat Chrysler Finance Europe
4.75%, 03/22/21[c]	EUR	100	117,605
4.75%, 07/15/22[c]	EUR	100	117,546
6.63%, 03/15/18[c]	EUR	150	182,590
6.75%, 10/14/19[c]	EUR	100	127,010
7.00%, 03/23/17[c]	EUR	100	118,644
Gala Group Finance PLC
8.88%, 09/01/18 (Call 09/01/15)[c]	GBP	90	147,818
Ineos Finance PLC
4.00%, 05/01/23 (Call 05/01/18)[c]	EUR	100	107,999
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a]	USD	100	98,250
International Personal Finance PLC
5.75%, 04/07/21[c]	EUR	100	104,408
Iron Mountain Europe PLC
6.13%, 09/15/22 (Call 09/15/17)[c]	GBP	100	161,902
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a]	USD	200	193,000
3.88%, 03/01/23[c]	GBP	100	145,127
Kerling PLC
10.63%, 02/01/17 (Call 09/01/15)[c]	EUR	50	57,107
Matalan Finance PLC
6.88%, 06/01/19 (Call 05/30/16)[a]	GBP	100	151,368
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/10/15)[c]	GBP	100	161,122
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21 (Call 08/01/17)[c]	GBP	100	161,122

Security	Principal (000s)		Value

Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 09/01/15)[a]	GBP	61	$98,520
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[c,d]	EUR	50	56,281
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[c,d]	EUR	100	114,174
5.13%, 05/28/24	USD	200	201,854
6.00%, 12/19/23	USD	150	160,790
6.10%, 06/10/23	USD	75	80,335
6.13%, 12/15/22	USD	200	215,337
Royal Bank of Scotland PLC (The)
4.35%, 01/23/17	EUR	100	114,974
4.63%, 09/22/21 (Call 09/22/16)[d]	EUR	100	113,247
6.93%, 04/09/18	EUR	100	124,896
Tesco Corporate Treasury Services PLC
1.38%, 07/01/19[c]	EUR	100	107,755
2.50%, 07/01/24[c]	EUR	100	105,329
Tesco PLC
6.13%, 02/24/22	GBP	100	169,047
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[c]	EUR	100	118,219
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a]	USD	200	164,000
Virgin Media Finance PLC
4.50%, 01/15/25 (Call 01/15/20)[c]	EUR	100	109,380
Virgin Media Secured Finance PLC
5.13%, 01/15/25 (Call 01/15/20)[c]	GBP	100	155,270
5.25%, 01/15/26 (Call 01/15/20)[a]	USD	200	194,000
5.38%, 04/15/21 (Call 04/15/17)[a]	USD	180	184,725
5.50%, 01/15/25 (Call 01/15/19)[c]	GBP	90	143,254
6.25%, 03/28/29 (Call 01/15/21)[c]	GBP	100	162,682
Viridian Group FundCo II Ltd.
7.50%, 03/01/20 (Call 09/01/17)[c]	EUR	100	111,037

			6,967,560

UNITED STATES — 60.28%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	USD	125	131,406
6.13%, 09/15/23 (Call 09/15/18)[a]	USD	50	53,875
ADT Corp. (The)
2.25%, 07/15/17	USD	50	49,875
3.50%, 07/15/22	USD	75	69,011
4.13%, 04/15/19[b]	USD	25	25,423
4.13%, 06/15/23[b]	USD	50	46,988
6.25%, 10/15/21[b]	USD	100	106,125
Advanced Micro Devices Inc.
6.75%, 03/01/19	USD	50	36,250
7.00%, 07/01/24 (Call 07/01/19)	USD	25	16,375
7.50%, 08/15/22	USD	50	34,250
7.75%, 08/01/20 (Call 08/31/15)[b]	USD	50	33,750
AECOM
5.75%, 10/15/22 (Call 10/15/17)[a]	USD	25	25,375
5.88%, 10/15/24 (Call 07/15/24)[a]	USD	100	101,750
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	USD	100	95,000
5.50%, 04/15/25 (Call 04/15/20)	USD	50	48,250
7.38%, 07/01/21 (Call 06/01/21)	USD	100	110,000
Affinion Group Inc.
7.88%, 12/15/18 (Call 08/31/15)[b]	USD	50	34,250
Aircastle Ltd.
5.13%, 03/15/21	USD	25	25,750
5.50%, 02/15/22	USD	50	52,000

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

6.25%, 12/01/19[b]	USD	50	$55,437
6.75%, 04/15/17	USD	50	53,438
AK Steel Corp.
7.63%, 05/15/20 (Call 08/31/15)[b]	USD	40	28,500
7.63%, 10/01/21 (Call 10/01/17)	USD	50	34,750
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a]	USD	75	80,625
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	100	100,000
5.40%, 04/15/21 (Call 01/15/21)	USD	125	129,531
5.72%, 02/23/19	USD	100	106,375
6.15%, 08/15/20[b]	USD	100	107,500
6.75%, 07/15/18	USD	50	54,687
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	USD	50	52,063
7.25%, 07/01/18 (Call 12/15/15)	USD	50	52,438
8.63%, 10/01/18 (Call 08/31/15)	USD	50	51,500
Aleris International Inc.
7.63%, 02/15/18 (Call 08/31/15)	USD	50	50,250
7.88%, 11/01/20 (Call 11/01/15)	USD	50	50,500
Allegheny Technologies Inc.
6.63%, 08/15/23 (Call 05/15/23)	USD	75	69,750
Ally Financial Inc.
3.50%, 07/18/16	USD	100	101,050
3.50%, 01/27/19	USD	100	99,375
3.60%, 05/21/18	USD	100	100,500
3.75%, 11/18/19[b]	USD	100	99,500
4.13%, 03/30/20	USD	50	50,125
4.13%, 02/13/22	USD	50	49,000
4.63%, 05/19/22[b]	USD	25	25,063
4.75%, 09/10/18	USD	100	103,500
5.13%, 09/30/24[b]	USD	75	75,844
5.50%, 02/15/17	USD	100	104,000
6.25%, 12/01/17	USD	100	107,120
7.50%, 09/15/20	USD	100	116,750
8.00%, 03/15/20	USD	100	118,000
Alpha Natural Resources Inc.
6.25%, 06/01/21 (Call 06/01/16)	USD	75	1,500
7.50%, 08/01/20 (Call 08/01/16)[a]	USD	50	4,125
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	100	101,000
American Airlines Group Inc.
5.50%, 10/01/19[a]	USD	100	101,750
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	USD	50	52,000
6.63%, 10/15/22 (Call 10/15/17)	USD	50	52,250
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	USD	100	59,000
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	50	52,375
7.00%, 05/20/22 (Call 05/20/17)	USD	100	106,250
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	USD	100	103,000
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	USD	100	94,625
5.38%, 11/01/21 (Call 11/01/16)[b]	USD	100	96,750
5.63%, 06/01/23 (Call 06/01/18)[a]	USD	50	48,125
6.00%, 12/01/20 (Call 12/01/15)	USD	50	50,500
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	USD	50	48,750
8.75%, 12/01/20 (Call 12/01/15)[b]	USD	75	68,250
Aramark Services Inc.
5.75%, 03/15/20 (Call 08/31/15)	USD	100	104,450

Security	Principal (000s)		Value

ARC Properties Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	USD	100	$95,625
4.60%, 02/06/24 (Call 11/06/23)	USD	50	48,250
Arch Coal Inc.
7.25%, 06/15/21 (Call 06/15/16)	USD	150	16,500
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	USD	135	142,087
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	USD	50	51,375
4.75%, 08/15/22 (Call 05/15/22)[b]	USD	100	100,875
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	USD	125	126,875
6.13%, 11/01/23 (Call 11/01/18)[a]	USD	90	88,425
Avaya Inc.
7.00%, 04/01/19 (Call 08/31/15)[a]	USD	100	97,000
10.50%, 03/01/21 (Call 03/01/17)[a]	USD	100	81,250
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a]	USD	25	24,750
5.50%, 04/01/23 (Call 04/01/18)[b]	USD	50	49,875
Avon Products Inc.
5.75%, 03/15/23[b]	USD	50	41,125
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	48,375
Ball Corp.
4.00%, 11/15/23[b]	USD	75	71,062
5.00%, 03/15/22	USD	50	51,000
5.25%, 07/01/25	USD	75	75,375
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	112,695
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	USD	50	34,000
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)	USD	50	49,125
5.50%, 05/15/22 (Call 05/15/17)[b]	USD	50	50,500
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	USD	50	52,125
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a]	USD	50	49,875
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	USD	125	92,500
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)[b]	USD	50	52,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	USD	75	52,190
Builders FirstSource Inc.
10.75%, 08/15/23 (Call 08/15/18)[a]	USD	40	41,200
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a]	USD	75	75,000
6.75%, 05/01/21 (Call 05/01/16)[a]	USD	100	104,875
Cablevision Systems Corp.
5.88%, 09/15/22[b]	USD	50	47,250
7.75%, 04/15/18	USD	50	54,125
8.00%, 04/15/20	USD	75	81,187
8.63%, 09/15/17	USD	50	55,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	USD	50	47,625
11.00%, 10/01/21 (Call 10/01/16)[b]	USD	100	84,750
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)[b]	USD	200	165,500
6.00%, 11/15/24 (Call 08/15/24)[b]	USD	175	141,312
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	USD	200	195,500
5.75%, 01/15/25 (Call 10/15/19)[b]	USD	100	96,500

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security		Principal (000s)	Value

5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	$26,125
6.00%, 01/15/22 (Call 11/01/16)[a]	USD	25	26,438
7.88%, 01/15/23 (Call 01/15/17)[a,b]	USD	100	107,250
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	USD	75	73,875
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	USD	80	76,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	USD	100	99,000
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	100	99,000
5.25%, 09/30/22 (Call 09/30/17)	USD	100	101,000
5.38%, 05/01/25 (Call 05/01/20)[a,b]	USD	50	49,375
5.75%, 09/01/23 (Call 03/01/18)[b]	USD	50	50,938
5.75%, 01/15/24 (Call 07/15/18)[b]	USD	100	102,000
5.88%, 05/01/27 (Call 05/01/21)[a]	USD	50	49,375
6.50%, 04/30/21 (Call 08/31/15)	USD	150	156,937
6.63%, 01/31/22 (Call 01/31/17)	USD	50	52,813
7.00%, 01/15/19 (Call 08/31/15)	USD	43	44,666
7.38%, 06/01/20 (Call 12/01/15)	USD	50	52,813
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[b]	USD	50	49,500
5.50%, 12/01/24 (Call 06/01/24)	USD	50	50,125
6.00%, 08/15/22 (Call 08/15/17)	USD	50	52,375
CenturyLink Inc.
Series V
5.63%, 04/01/20	USD	100	102,250
5.63%, 04/01/25 (Call 01/01/25)[a]	USD	50	45,750
5.80%, 03/15/22[b]	USD	100	97,500
6.00%, 04/01/17	USD	100	105,000
6.45%, 06/15/21	USD	100	101,750
Series W
6.75%, 12/01/23[b]	USD	50	50,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	USD	125	116,094
6.38%, 09/15/20 (Call 09/15/15)[a]	USD	100	100,625
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	USD	75	44,250
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a,b]	USD	75	66,000
7.00%, 05/15/25 (Call 05/15/20)[a]	USD	100	87,000
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[b]	USD	100	80,250
5.38%, 06/15/21 (Call 06/15/16)[b]	USD	50	42,125
5.75%, 03/15/23[b]	USD	100	84,000
6.13%, 02/15/21[b]	USD	100	86,000
6.25%, 01/15/17	EUR	50	55,548
6.50%, 08/15/17	USD	50	48,625
6.63%, 08/15/20[b]	USD	100	89,875
7.25%, 12/15/18[b]	USD	100	95,500
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/31/15)	USD	100	102,750
5.13%, 08/01/21 (Call 02/01/17)	USD	75	77,625
6.88%, 02/01/22 (Call 02/01/18)	USD	225	240,750
7.13%, 07/15/20 (Call 07/15/16)	USD	100	106,625
8.00%, 11/15/19 (Call 11/15/15)	USD	150	157,687
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	USD	81	84,949
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	USD	50	48,815
5.13%, 12/15/22 (Call 12/15/17)	USD	50	50,190
CIT Group Inc.
3.88%, 02/19/19	USD	100	100,375
4.25%, 08/15/17	USD	100	102,125

Security	Principal (000s)		Value

5.00%, 05/15/17	USD	100	$103,500
5.00%, 08/15/22[b]	USD	100	101,500
5.00%, 08/01/23	USD	50	50,383
5.25%, 03/15/18	USD	150	156,562
5.38%, 05/15/20[b]	USD	75	79,312
5.50%, 02/15/19[a]	USD	100	105,617
6.63%, 04/01/18[a]	USD	100	107,625
Citgo Holding Inc.
10.75%, 02/15/20[a]	USD	100	103,000
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 08/31/15)[b]	USD	25	10,750
9.00%, 03/15/19 (Call 08/31/15)[a]	USD	100	86,625
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	USD	50	50,375
5.25%, 08/01/20 (Call 08/01/16)[b]	USD	50	51,250
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	USD	200	207,700
Series B
7.63%, 03/15/20 (Call 08/31/15)[b]	USD	175	183,312
Cliffs Natural Resources Inc.
5.95%, 01/15/18[b]	USD	50	25,875
7.75%, 03/31/20 (Call 03/31/17)[a,b]	USD	57	25,650
8.25%, 03/31/20 (Call 03/31/18)[a,b]	USD	50	45,375
CNH Industrial Capital LLC
3.25%, 02/01/17	USD	100	100,125
3.63%, 04/15/18[b]	USD	100	100,750
3.88%, 07/16/18[a]	USD	50	50,250
Commercial Metals Co.
7.35%, 08/15/18	USD	100	107,125
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a]	USD	50	50,313
5.00%, 06/15/21 (Call 06/15/17)[a]	USD	75	73,875
5.50%, 06/15/24 (Call 06/15/19)[a]	USD	50	48,750
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	USD	105	103,687
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (Call 04/15/18)[a]	USD	25	24,000
8.25%, 10/15/23 (Call 04/15/19)[a,b]	USD	75	71,437
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[a,b]	USD	100	88,500
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	USD	50	49,750
5.50%, 04/01/23 (Call 10/01/17)	USD	100	99,625
6.50%, 01/15/22 (Call 01/15/17)	USD	100	102,823
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	USD	150	117,000
8.00%, 04/01/23 (Call 04/01/18)[a]	USD	25	20,813
Constellation Brands Inc.
4.25%, 05/01/23	USD	50	50,063
4.75%, 11/15/24	USD	50	51,000
6.00%, 05/01/22	USD	100	110,125
7.25%, 05/15/17	USD	100	108,625
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	75	73,594
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	USD	75	74,062
6.25%, 04/01/23 (Call 04/01/18)[a,b]	USD	50	49,500
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	USD	100	92,250
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)	USD	50	52,250
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	50	48,500

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

Crown Castle International Corp.
4.88%, 04/15/22	USD	50	$51,250
5.25%, 01/15/23	USD	150	157,312
Crown European Holdings SA
4.00%, 07/15/22 (Call 04/15/22)[c]	EUR	100	114,628
CSC Holdings LLC
5.25%, 06/01/24[b]	USD	50	46,375
6.75%, 11/15/21	USD	100	103,750
8.63%, 02/15/19	USD	50	56,625
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	USD	50	51,000
5.50%, 12/15/24 (Call 12/15/19)	USD	50	49,125
Darling Global Finance BV
4.75%, 05/30/22 (Call 05/30/18)[c]	EUR	100	108,015
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[b]	USD	170	167,450
5.13%, 07/15/24 (Call 07/15/19)	USD	125	125,625
5.75%, 08/15/22 (Call 08/15/17)	USD	50	53,250
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,d]	USD	50	37,607
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	50	42,703
Dell Inc.
5.65%, 04/15/18	USD	50	52,500
5.88%, 06/15/19	USD	50	52,500
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	73,433
5.50%, 05/01/22 (Call 05/01/17)	USD	100	77,000
DISH DBS Corp.
4.25%, 04/01/18	USD	100	101,250
4.63%, 07/15/17	USD	100	102,500
5.00%, 03/15/23	USD	125	116,562
5.13%, 05/01/20	USD	100	101,000
5.88%, 07/15/22[b]	USD	150	148,875
5.88%, 11/15/24	USD	150	144,750
6.75%, 06/01/21	USD	150	158,437
7.88%, 09/01/19	USD	100	112,000
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	USD	75	77,062
Dollar Tree Inc.
5.75%, 03/01/23 (Call 03/01/18)[a,b]	USD	235	247,631
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a,b]	USD	50	52,750
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	USD	27	28,148
7.25%, 10/15/21 (Call 07/15/21)	USD	100	106,460
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	USD	100	102,000
4.00%, 02/15/20	USD	100	103,000
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	USD	50	47,875
6.75%, 11/01/19 (Call 05/01/17)[a,b]	USD	150	154,125
7.38%, 11/01/22 (Call 11/01/18)[a]	USD	100	103,500
7.63%, 11/01/24 (Call 11/01/19)[a,b]	USD	150	154,875
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	USD	30	31,125
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	USD	50	48,500
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	USD	75	77,250
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	USD	25	25,250

Security	Principal (000s)		Value

Endo Ltd./Endo Finance LLC/ Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a]	USD	200	$206,500
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a,b]	USD	50	48,750
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	USD	90	88,425
5.88%, 01/15/24 (Call 10/15/23)	USD	75	76,500
7.50%, 10/15/20	USD	100	112,000
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[b]	USD	25	5,125
7.50%, 12/15/21 (Call 12/15/16)[b]	USD	55	11,275
9.25%, 12/15/17 (Call 08/31/15)	USD	100	37,000
11.00%, 03/15/20 (Call 09/15/17)[a,b]	USD	100	76,000
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)[a]	USD	50	47,000
9.38%, 05/01/20 (Call 05/01/16)	USD	150	154,818
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	USD	25	25,563
5.38%, 01/01/22 (Call 01/01/18)	USD	80	81,200
5.38%, 04/01/23 (Call 04/01/18)	USD	50	50,500
5.75%, 01/01/25 (Call 01/01/20)[b]	USD	50	50,250
EXCO Resources Inc.
8.50%, 04/15/22 (Call 04/15/17)[b]	USD	75	27,375
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	USD	250	270,937
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[b]	USD	50	51,500
6.00%, 06/01/25 (Call 06/01/20)[a]	USD	25	25,563
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 11/15/16)	USD	75	75,070
6.75%, 06/15/23 (Call 06/15/19)[a]	USD	50	49,812
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[b,d]	USD	50	46,250
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	USD	197	208,327
8.25%, 01/15/21 (Call 01/15/16)[a]	USD	150	158,625
8.88%, 08/15/20 (Call 08/31/15)[a]	USD	50	52,563
10.63%, 06/15/21 (Call 04/15/16)	USD	33	36,795
11.25%, 01/15/21 (Call 01/15/16)	USD	33	36,671
11.75%, 08/15/21 (Call 05/15/16)	USD	131	148,685
12.63%, 01/15/21 (Call 01/15/16)	USD	250	289,375
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	USD	100	101,140
Series B
4.25%, 03/15/23 (Call 12/15/22)	USD	50	50,536
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a]	USD	50	51,228
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	USD	100	100,500
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a]	USD	50	50,750
6.00%, 01/15/22 (Call 11/15/16)[a]	USD	100	105,250
10.75%, 08/01/20 (Call 08/05/15)	USD	32	33,720
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	USD	50	46,125
6.88%, 01/15/25 (Call 10/15/24)	USD	50	42,625
7.13%, 01/15/23	USD	100	89,500
7.63%, 04/15/24[b]	USD	50	45,250
8.25%, 04/15/17	USD	100	107,250
8.50%, 04/15/20	USD	100	103,500
8.75%, 04/15/22[b]	USD	50	49,625
9.25%, 07/01/21	USD	50	52,000

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	USD	75	$66,562
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	USD	25	23,625
6.75%, 08/01/22 (Call 08/01/18)	USD	50	49,625
GenOn Energy Inc.
9.50%, 10/15/18	USD	100	101,250
9.88%, 10/15/20 (Call 10/15/15)	USD	50	50,000
Genworth Holdings Inc.
4.80%, 02/15/24	USD	100	86,731
6.52%, 05/22/18	USD	50	52,684
7.63%, 09/24/21	USD	150	160,171
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[b]	USD	25	25,813
5.38%, 11/01/23 (Call 08/01/23)	USD	100	103,750
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	USD	100	106,000
7.00%, 05/15/22 (Call 05/15/17)	USD	50	54,125
8.25%, 08/15/20 (Call 08/31/15)	USD	100	104,500
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	USD	50	47,750
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[b]	USD	50	52,188
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	USD	50	44,750
HCA Holdings Inc.
6.25%, 02/15/21[b]	USD	75	82,125
HCA Inc.
3.75%, 03/15/19	USD	150	152,156
4.25%, 10/15/19	USD	100	103,000
4.75%, 05/01/23	USD	100	103,000
5.00%, 03/15/24	USD	150	156,562
5.25%, 04/15/25	USD	100	105,000
5.38%, 02/01/25	USD	225	230,344
5.88%, 03/15/22	USD	100	109,250
5.88%, 05/01/23[b]	USD	100	107,250
6.50%, 02/15/20	USD	200	223,500
7.50%, 02/15/22[b]	USD	150	174,750
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	USD	100	102,750
7.50%, 07/15/20 (Call 10/15/16)[b]	USD	150	159,750
11.00%, 04/15/20 (Call 04/15/16)	USD	50	55,687
11.50%, 07/15/20 (Call 10/15/16)	USD	50	57,625
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	USD	100	101,000
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a]	USD	50	15,125
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[b]	USD	100	101,750
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	50	50,875
6.75%, 04/15/19 (Call 08/31/15)	USD	150	154,500
Hertz Holdings Netherlands BV
4.38%, 01/15/19[c]	EUR	100	111,037
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/15)	USD	125	114,531
8.88%, 02/01/18 (Call 08/31/15)	USD	50	44,000
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)	USD	50	35,000
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a]	USD	50	46,000
5.75%, 10/01/25 (Call 04/01/20)[a]	USD	25	23,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	USD	100	104,500

Security	Principal (000s)		Value

Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	USD	11	$11,358
6.25%, 08/01/20 (Call 08/01/15)	USD	50	51,565
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	USD	50	49,250
7.88%, 07/15/19 (Call 01/15/16)	USD	50	53,125
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	USD	75	76,406
Hughes Satellite Systems Corp.
6.50%, 06/15/19	USD	90	98,647
7.63%, 06/15/21[b]	USD	75	82,875
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a]	USD	50	51,500
7.13%, 03/15/21 (Call 03/15/16)	USD	50	52,938
Huntsman International LLC
5.13%, 04/15/21	EUR	100	114,639
5.13%, 11/15/22 (Call 08/15/22)[a,b]	USD	50	48,250
8.63%, 03/15/21 (Call 09/15/15)	USD	20	20,970
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	USD	50	48,500
4.88%, 11/30/18 (Call 08/31/15)	USD	25	25,844
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	USD	100	101,000
4.88%, 03/15/19 (Call 07/15/16)	USD	100	102,875
5.88%, 02/01/22 (Call 08/01/17)[b]	USD	120	123,900
6.00%, 08/01/20 (Call 02/01/17)	USD	100	105,082
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/31/15)[b]	USD	125	120,312
9.00%, 03/01/21 (Call 03/01/16)[b]	USD	125	113,125
9.00%, 09/15/22 (Call 09/15/17)	USD	50	45,125
10.00%, 01/15/18 (Call 07/15/16)[b]	USD	50	39,750
10.63%, 03/15/23 (Call 03/15/18)[a]	USD	100	93,500
11.25%, 03/01/21 (Call 03/01/16)	USD	75	71,625
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a]	USD	115	117,587
International Game Technology
7.50%, 06/15/19	USD	25	26,813
International Game Technology PLC
4.13%, 02/15/20 (Call 11/15/19)[c]	EUR	100	110,761
4.75%, 02/15/23 (Call 08/15/22)[c]	EUR	100	107,303
6.25%, 02/15/22 (Call 08/15/21)[a]	USD	250	246,250
International Lease Finance Corp.
3.88%, 04/15/18	USD	100	101,125
5.88%, 04/01/19	USD	50	53,520
5.88%, 08/15/22	USD	100	109,000
6.25%, 05/15/19	USD	100	108,541
8.25%, 12/15/20	USD	100	119,660
8.75%, 03/15/17	USD	150	163,417
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	USD	75	78,186
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[b]	USD	75	75,562
6.00%, 08/15/23 (Call 08/15/18)	USD	50	51,938
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	USD	100	98,000
Jaguar Holding Co. II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 08/21/15)[a]	USD	50	53,562
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	75	67,500
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a]	USD	200	192,118
KB Home
7.00%, 12/15/21 (Call 09/15/21)	USD	50	51,563

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)	USD	50	$51,125
8.00%, 01/15/20[a]	USD	50	54,125
8.75%, 01/15/23 (Call 01/15/18)[a]	USD	50	55,312
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	USD	150	159,750
12.50%, 11/01/19 (Call 11/01/15)	USD	50	53,687
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a]	USD	75	75,375
L Brands Inc.
5.63%, 02/15/22	USD	100	107,000
6.63%, 04/01/21	USD	100	112,875
6.90%, 07/15/17	USD	100	109,125
7.00%, 05/01/20	USD	100	114,250
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	49,875
5.38%, 01/15/24 (Call 01/15/19)	USD	75	76,500
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	USD	25	24,000
7.38%, 05/01/22 (Call 05/01/17)	USD	50	50,880
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[a]	USD	100	94,000
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)	USD	25	24,813
5.25%, 01/15/25 (Call 01/15/20)[b]	USD	50	49,875
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,875
4.50%, 11/15/19 (Call 08/15/19)	USD	100	103,250
4.75%, 11/15/22 (Call 08/15/22)	USD	50	50,000
4.75%, 05/30/25 (Call 02/28/25)	USD	25	24,313
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	USD	50	51,515
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)	USD	50	50,375
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[a]	USD	50	48,875
5.38%, 08/15/22 (Call 08/15/17)[b]	USD	75	75,562
5.38%, 05/01/25 (Call 05/01/20)[a]	USD	50	48,438
5.63%, 02/01/23 (Call 02/01/18)[a,b]	USD	50	50,875
6.13%, 01/15/21 (Call 11/15/16)	USD	50	52,375
8.63%, 07/15/20 (Call 01/15/16)	USD	100	106,500
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)	USD	25	24,125
6.88%, 05/01/22 (Call 05/01/17)	USD	50	54,000
LifePoint Health Inc.
6.63%, 10/01/20 (Call 10/01/15)[b]	USD	50	51,875
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)	USD	75	78,000
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	USD	175	108,500
6.50%, 05/15/19 (Call 08/31/15)	USD	100	61,250
6.50%, 09/15/21 (Call 09/15/17)[b]	USD	50	28,500
7.75%, 02/01/21 (Call 09/15/15)	USD	50	30,000
8.63%, 04/15/20 (Call 08/31/15)	USD	100	62,000
Mallinckrodt International Finance SA
4.75%, 04/15/23	USD	50	47,813
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a]	USD	50	51,313
5.50%, 04/15/25 (Call 04/15/20)[a,b]	USD	50	50,438
5.75%, 08/01/22 (Call 08/01/17)[a,b]	USD	50	51,938
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[b]	USD	100	97,250
4.88%, 12/01/24 (Call 09/01/24)	USD	50	48,500

Security	Principal (000s)		Value

4.88%, 06/01/25 (Call 03/01/25)	USD	150	$145,500
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	USD	100	99,750
6.13%, 10/03/16	USD	150	157,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	USD	50	55,375
Memorial Production Partners LP / Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	USD	100	79,750
MGM Resorts International
5.25%, 03/31/20[b]	USD	25	25,313
6.00%, 03/15/23[b]	USD	100	101,750
6.63%, 12/15/21[b]	USD	175	185,937
6.75%, 10/01/20[b]	USD	100	106,250
7.50%, 06/01/16	USD	100	104,250
7.63%, 01/15/17	USD	100	106,250
8.63%, 02/01/19	USD	100	112,750
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	USD	50	52,500
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a]	USD	50	48,125
5.25%, 01/15/24 (Call 05/01/18)[a]	USD	75	72,000
5.50%, 02/01/25 (Call 08/01/19)[a,b]	USD	90	87,187
5.63%, 01/15/26 (Call 05/01/20)[a]	USD	50	47,875
5.88%, 02/15/22 (Call 02/15/17)	USD	50	51,000
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[a,b]	USD	50	44,625
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	USD	100	103,250
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a]	USD	100	61,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	USD	100	93,250
Navient Corp.
5.50%, 01/15/19[b]	USD	100	98,000
5.50%, 01/25/23[b]	USD	100	87,750
5.88%, 03/25/21[b]	USD	125	117,187
5.88%, 10/25/24	USD	25	21,750
6.00%, 01/25/17	USD	100	102,000
6.13%, 03/25/24	USD	50	44,625
7.25%, 01/25/22	USD	75	74,062
8.00%, 03/25/20	USD	150	156,375
8.45%, 06/15/18[b]	USD	200	216,500
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	USD	50	42,500
Navistar International Corp.
8.25%, 11/01/21 (Call 08/31/15)	USD	100	93,750
NBTY Inc.
9.00%, 10/01/18 (Call 08/31/15)	USD	50	51,313
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	USD	50	49,875
5.00%, 07/15/22 (Call 07/15/17)	USD	50	49,625
6.38%, 12/15/23 (Call 12/15/18)	USD	75	79,031
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	USD	100	106,000
Netflix Inc.
5.50%, 02/15/22[a]	USD	150	156,000
5.88%, 02/15/25[a]	USD	50	52,500
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	USD	50	48,125
5.63%, 07/01/24	USD	75	73,875
5.75%, 01/30/22	USD	50	49,500
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	USD	100	97,250

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	USD	100	$99,250
9.63%, 06/01/19 (Call 08/31/15)[a,b]	USD	50	49,875
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a]	USD	50	51,125
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[b]	USD	50	50,875
5.00%, 04/15/22 (Call 04/15/17)[a]	USD	175	173,250
Noble Energy Inc.
5.63%, 05/01/21	USD	50	52,990
5.88%, 06/01/22	USD	50	53,643
5.88%, 06/01/24	USD	50	54,255
Novelis Inc.
8.38%, 12/15/17 (Call 08/31/15)	USD	100	103,375
8.75%, 12/15/20 (Call 12/15/15)	USD	150	157,875
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	USD	100	100,250
6.25%, 05/01/24 (Call 05/01/19)	USD	125	122,500
6.63%, 03/15/23 (Call 09/15/17)	USD	50	50,750
7.63%, 01/15/18	USD	100	108,750
7.88%, 05/15/21 (Call 05/15/16)	USD	100	105,750
8.25%, 09/01/20 (Call 09/01/15)	USD	50	52,125
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	USD	100	102,000
NuStar Logistics LP
4.80%, 09/01/20	USD	50	49,875
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	USD	125	114,375
7.25%, 02/01/19 (Call 08/31/15)[b]	USD	50	48,625
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	USD	75	39,412
7.50%, 11/01/19 (Call 11/01/15)	USD	100	53,074
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[a]	USD	100	105,000
7.25%, 12/15/21 (Call 12/15/17)[a,b]	USD	50	52,125
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	USD	50	47,787
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	USD	25	25,125
5.88%, 03/15/25 (Call 09/15/19)[b]	USD	100	102,750
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a]	USD	50	50,000
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a]	USD	100	76,103
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/31/15)	USD	50	53,750
Peabody Energy Corp.
6.00%, 11/15/18[b]	USD	125	45,000
6.25%, 11/15/21[b]	USD	100	28,250
6.50%, 09/15/20	USD	50	13,875
10.00%, 03/15/22 (Call 03/15/18)[a,b]	USD	85	43,138
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[b]	USD	50	23,625
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 08/31/15)[a]	USD	50	52,125
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	USD	65	69,875
7.50%, 04/15/21 (Call 08/31/15)	USD	100	105,875
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a]	USD	100	103,750
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	USD	50	48,125
6.75%, 12/01/21 (Call 12/01/17)[a]	USD	50	50,000

Security	Principal (000s)		Value

7.38%, 02/15/22 (Call 02/15/17)	USD	125	$127,812
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	USD	100	93,250
6.88%, 03/01/21	USD	50	50,875
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	USD	85	81,812
QVC Inc.
3.13%, 04/01/19	USD	50	49,750
4.38%, 03/15/23	USD	50	49,051
4.85%, 04/01/24	USD	75	74,745
5.13%, 07/02/22	USD	50	52,026
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a]	USD	50	47,750
5.00%, 08/15/22 (Call 02/15/17)	USD	100	97,500
5.75%, 06/01/21 (Call 06/01/16)	USD	100	100,500
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a]	USD	50	50,375
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	USD	50	51,375
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a]	USD	150	155,437
6.75%, 06/15/21 (Call 06/15/16)	USD	100	106,250
9.25%, 03/15/20 (Call 03/15/16)	USD	50	54,125
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	75	75,000
6.85%, 07/15/18[a]	USD	50	52,375
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	USD	50	51,625
RR Donnelley & Sons Co.
6.00%, 04/01/24	USD	50	50,375
7.88%, 03/15/21[b]	USD	50	56,500
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	USD	200	202,000
5.63%, 04/15/23 (Call 01/15/23)[b]	USD	100	99,250
5.63%, 03/01/25 (Call 12/01/24)[a,b]	USD	125	122,656
5.75%, 05/15/24 (Call 02/15/24)	USD	200	199,250
6.25%, 03/15/22 (Call 12/15/21)	USD	100	103,000
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	104,370
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	USD	100	104,500
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)	USD	175	18
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	USD	150	121,500
SandRidge Energy Inc.
7.50%, 02/15/23 (Call 08/15/17)[b]	USD	50	14,000
8.75%, 06/01/20 (Call 06/01/17)[a]	USD	150	116,250
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	USD	75	73,875
5.63%, 10/01/19 (Call 10/01/16)	USD	50	52,625
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	USD	50	52,063
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	USD	75	78,000
10.00%, 12/01/22 (Call 12/01/18)	USD	175	168,437
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a]	USD	50	50,125
5.13%, 12/01/24 (Call 09/01/24)[a]	USD	75	75,375
5.50%, 09/15/25 (Call 06/15/25)[a]	USD	25	25,563
Sears Holdings Corp.
6.63%, 10/15/18[b]	USD	100	96,250

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

Service Corp. International/U.S.
5.38%, 05/15/24 (Call 05/15/19)	USD	50	$52,625
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/17/15)	USD	50	52,690
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)[b]	USD	50	26,500
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)[b]	USD	50	36,636
Sinclair Television Group Inc.
5.63%, 08/01/24 (Call 08/01/19)[a]	USD	50	49,125
6.13%, 10/01/22 (Call 10/01/17)	USD	50	51,875
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	50	48,250
5.38%, 04/15/25 (Call 04/15/20)[a]	USD	100	99,750
5.75%, 08/01/21 (Call 08/01/16)[a,b]	USD	100	103,750
6.00%, 07/15/24 (Call 07/15/19)[a,b]	USD	125	130,000
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	USD	100	91,500
5.63%, 06/01/25 (Call 06/01/20)	USD	25	23,656
6.13%, 11/15/22 (Call 11/15/18)	USD	25	24,625
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/31/15)[a]	USD	25	25,469
6.63%, 08/15/22 (Call 08/15/17)	USD	100	106,750
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a]	USD	75	77,437
6.38%, 11/15/20 (Call 11/15/16)	USD	100	106,750
Springleaf Finance Corp.
5.25%, 12/15/19[b]	USD	50	50,250
6.90%, 12/15/17	USD	150	160,125
7.75%, 10/01/21	USD	50	54,875
Sprint Communications Inc.
6.00%, 12/01/16	USD	150	153,000
6.00%, 11/15/22	USD	150	132,375
7.00%, 03/01/20[a,b]	USD	100	106,501
7.00%, 08/15/20[b]	USD	150	140,975
8.38%, 08/15/17	USD	100	105,750
9.00%, 11/15/18[a]	USD	250	280,625
9.13%, 03/01/17	USD	100	105,875
11.50%, 11/15/21	USD	100	114,000
Sprint Corp.
7.13%, 06/15/24	USD	200	182,500
7.25%, 09/15/21	USD	150	142,875
7.63%, 02/15/25 (Call 11/15/24)	USD	50	46,445
7.88%, 09/15/23[b]	USD	400	383,000
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	114,250
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	USD	50	50,000
5.25%, 04/15/23 (Call 04/15/18)	USD	75	73,125
5.50%, 10/01/24 (Call 10/01/19)[b]	USD	25	24,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	USD	50	49,500
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	USD	50	51,625
7.38%, 11/15/18 (Call 08/31/15)	USD	100	103,200
7.63%, 11/15/20 (Call 11/15/15)	USD	50	52,500
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	USD	50	50,625
6.38%, 04/01/23 (Call 04/01/18)[a]	USD	50	51,500
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[b]	USD	50	51,250
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	USD	100	103,750

Security	Principal (000s)		Value

6.13%, 01/15/22 (Call 01/15/18)	USD	100	$104,375
6.25%, 04/01/21 (Call 04/01/17)	USD	100	104,750
6.38%, 03/01/25 (Call 09/01/19)	USD	150	156,750
6.46%, 04/28/19 (Call 08/11/15)	USD	150	154,500
6.50%, 01/15/24 (Call 01/15/19)[b]	USD	50	52,938
6.54%, 04/28/20 (Call 04/28/16)	USD	100	105,000
6.63%, 11/15/20 (Call 11/15/15)	USD	50	52,000
6.63%, 04/28/21 (Call 04/28/17)[b]	USD	100	106,000
6.63%, 04/01/23 (Call 04/01/18)	USD	150	159,000
6.73%, 04/28/22 (Call 04/28/17)	USD	100	106,000
6.84%, 04/28/23 (Call 04/28/18)	USD	50	53,500
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	USD	100	89,500
4.63%, 07/15/19 (Call 07/15/16)[a]	USD	75	72,984
6.50%, 06/01/25 (Call 06/01/20)[a]	USD	25	24,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[a]	USD	100	100,000
4.25%, 11/15/23 (Call 05/15/18)	USD	50	46,250
5.00%, 01/15/18 (Call 10/15/17)[a]	USD	100	103,000
6.88%, 02/01/21 (Call 02/01/16)	USD	100	104,500
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	USD	50	49,875
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	USD	50	51,625
6.38%, 10/15/23 (Call 10/15/18)	USD	100	105,500
Tenet Healthcare Corp.
4.50%, 04/01/21	USD	100	101,000
5.00%, 03/01/19[a]	USD	75	75,750
5.50%, 03/01/19[a]	USD	75	76,312
6.00%, 10/01/20	USD	150	163,500
6.25%, 11/01/18	USD	100	109,000
6.75%, 06/15/23[a]	USD	150	156,750
8.00%, 08/01/20 (Call 08/31/15)	USD	50	52,125
8.13%, 04/01/22[b]	USD	250	280,625
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[b]	USD	75	75,281
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	51,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.88%, 10/01/20 (Call 10/01/16)	USD	50	51,750
6.13%, 10/15/21 (Call 10/15/16)	USD	50	51,750
6.25%, 10/15/22 (Call 10/15/18)[a]	USD	100	104,000
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	108,000
Toys R Us Inc.
10.38%, 08/15/17 (Call 08/31/15)[b]	USD	25	20,250
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/31/15)	USD	50	49,625
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/17)	USD	50	49,813
6.50%, 07/15/24 (Call 07/15/19)	USD	125	124,844
6.50%, 05/15/25 (Call 05/15/20)[a]	USD	25	24,969
7.50%, 07/15/21 (Call 07/15/16)	USD	100	107,000
Transocean Inc.
3.00%, 10/15/17	USD	50	47,000
4.30%, 10/15/22 (Call 07/15/22)	USD	50	36,000
6.00%, 03/15/18[b]	USD	75	72,375
6.50%, 11/15/20[b]	USD	100	86,500
6.88%, 12/15/21[b]	USD	100	85,000
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	USD	75	76,500
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/31/15)	USD	50	40,250

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)		Value

7.50%, 03/15/22 (Call 03/15/18)[a,b]	USD	50	$40,750
U.S. Airways Group Inc.
6.13%, 06/01/18[b]	USD	50	52,000
U.S. Steel Corp.
7.00%, 02/01/18	USD	50	51,516
7.38%, 04/01/20[b]	USD	50	48,375
7.50%, 03/15/22 (Call 03/15/17)[b]	USD	50	47,500
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[a]	USD	100	78,000
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	USD	100	98,375
5.50%, 07/15/25 (Call 07/15/20)[b]	USD	50	48,000
5.75%, 11/15/24 (Call 05/15/19)[b]	USD	75	73,781
6.13%, 06/15/23 (Call 12/15/17)	USD	75	77,344
7.38%, 05/15/20 (Call 05/15/16)[b]	USD	150	159,750
7.63%, 04/15/22 (Call 04/15/17)	USD	100	109,000
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	USD	150	150,750
5.13%, 02/15/25 (Call 02/15/20)[a]	USD	75	75,094
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	90	96,750
8.50%, 05/15/21 (Call 11/15/15)[a]	USD	50	52,688
USG Corp.
6.30%, 11/15/16	USD	100	104,250
Valeant Pharmaceuticals International Inc.
4.50%, 05/15/23 (Call 05/15/18)[c]	EUR	125	135,689
5.38%, 03/15/20 (Call 03/15/17)[a]	USD	200	206,000
5.50%, 03/01/23 (Call 03/01/18)[a]	USD	50	50,875
5.88%, 05/15/23 (Call 05/15/18)[a]	USD	325	337,187
6.13%, 04/15/25 (Call 04/15/20)[a,b]	USD	245	256,025
6.38%, 10/15/20 (Call 10/15/16)[a]	USD	200	210,500
6.75%, 08/15/21 (Call 02/15/16)[a]	USD	100	104,000
7.00%, 10/01/20 (Call 10/01/15)[a]	USD	50	52,000
7.25%, 07/15/22 (Call 07/15/16)[a]	USD	50	52,813
7.50%, 07/15/21 (Call 07/15/16)[a]	USD	150	162,750
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	USD	50	48,625
5.25%, 04/01/25 (Call 01/01/25)	USD	50	50,375
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 08/31/15)[b]	USD	30	13,200
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[b,d]	USD	50	51,000
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	USD	25	24,875
7.50%, 06/15/21	USD	50	57,625
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	USD	100	95,250
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	USD	50	51,375
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	96,500
5.75%, 03/15/21 (Call 12/15/20)[b]	USD	100	97,500
6.25%, 04/01/23 (Call 01/01/23)	USD	50	48,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/31/15)	USD	75	79,500
Windstream Services LLC
7.50%, 06/01/22 (Call 06/01/17)[b]	USD	50	41,125
7.50%, 04/01/23 (Call 04/01/16)[b]	USD	100	81,500
7.75%, 10/15/20 (Call 10/15/15)[b]	USD	50	45,781
7.75%, 10/01/21 (Call 10/01/16)[b]	USD	100	84,000
7.88%, 11/01/17	USD	100	101,500
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	USD	75	71,625
WPX Energy Inc.

Security	Principal (000s)		Value

5.25%, 09/15/24 (Call 06/15/24)	USD	25	$21,438
6.00%, 01/15/22 (Call 10/15/21)	USD	100	93,500
7.50%, 08/01/20 (Call 07/01/20)	USD	50	50,500
8.25%, 08/01/23 (Call 06/01/23)[b]	USD	50	50,750
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	USD	50	50,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	USD	50	46,000
5.38%, 03/15/22 (Call 03/15/17)	USD	50	50,500
5.50%, 03/01/25 (Call 12/01/24)[a]	USD	150	144,000
XPO Logistics Inc.
5.75%, 06/15/21 (Call 12/15/17)[c]	EUR	100	109,656
6.50%, 06/15/22 (Call 06/15/18)[a]	USD	150	147,562
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[a]	USD	95	94,689
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a,b]	USD	100	109,250

			55,792,314
TOTAL CORPORATE BONDS & NOTES
(Cost: $95,108,634)			89,685,644

Security		Shares (000s)	Value

SHORT-TERM INVESTMENTS — 18.66%

MONEY MARKET FUNDS — 18.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[g,h,i]		14,790	14,790,318
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[g,h,i]		1,671	1,670,955
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[g,h]		808	807,758

			17,269,031

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,269,031)			17,269,031

TOTAL INVESTMENTS IN SECURITIES—115.56%
(Cost: $112,377,665)			106,954,675
Other Assets, Less Liabilities — (15.56)%			(14,399,283)

NET ASSETS — 100.00%			$92,555,392

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Issuer is in default of interest payments.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

35

Notes to Schedules of Investments (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to Articles of Incorporation as subsequently amended and restated.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Emerging Markets Corporate Bond
Emerging Markets High Yield Bond
Emerging Markets Local Currency Bond
Global ex USD High Yield Corporate Bond
Global High Yield Corporate Bond

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

36

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® , INC.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

37

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® , INC.

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Investments
	Level 1	Level 2	Level 3	Total

Emerging Markets Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$32,379,007	$—	$32,379,007
Foreign Government Obligations	—	1,215,981	—	1,215,981
Money Market Funds	1,861,101	—	—	1,861,101

Total	$1,861,101	$33,594,988	$—	$35,456,089

Emerging Markets High Yield Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$106,932,575	$—	$106,932,575
Foreign Government Obligations	—	125,004,328	—	125,004,328
Money Market Funds	2,030,139	—	—	2,030,139

Total	$2,030,139	$231,936,903	$—	$233,967,042

Emerging Markets Local Currency Bond
Investments:
Assets:
Foreign Government Obligations	$—	$567,931,961	$—	$567,931,961
Money Market Funds	200,852	—	—	200,852

Total	$200,852	$567,931,961	$—	$568,132,813

38

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® , INC.

iShares ETF	Investments
	Level 1	Level 2	Level 3	Total

Global ex USD High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$233,739,444	$—	$233,739,444
Money Market Funds	14,901	—	—	14,901

Total	$14,901	$233,739,444	$—	$233,754,345

Global High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$89,685,644	$—	$89,685,644
Money Market Funds	17,269,031	—	—	17,269,031

Total	$17,269,031	$89,685,644	$—	$106,954,675

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate Bond	$36,488,780	$318,606	$(1,351,297)	$(1,032,691)
Emerging Markets High Yield Bond	249,139,235	3,277,402	(18,449,595)	(15,172,193)
Emerging Markets Local Currency Bond	663,671,379	3,201,186	(98,739,752)	(95,538,566)
Global ex USD High Yield Corporate Bond	260,151,293	531,223	(26,928,171)	(26,396,948)
Global High Yield Corporate Bond	112,378,121	858,525	(6,281,971)	(5,423,446)

39

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® , INC.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

40

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 24, 2015